N-2	Apr. 28, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001857314
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-265566
Investment Company Act File Number	811-23658
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Entity Registrant Name	Forum Real Estate Income Fund
Entity Address, Address Line One	240 Saint Paul Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	(303)
Local Phone Number	501-8860
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:

Class W
Shares

Class I
Shares

Founders
Shares(9)

Sales Load (as a percentage of offering price)

None

None

None

Dividend Reinvestment and Cash Purchase Plan Fees

0.00

%

0.00

%

0.00

%

Maximum Early Repurchase Fee (as a percentage of repurchases amount)(1)(2)

2.00

%

2.00

%

2.00

%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Shares):

Management Fee

1.50

%

1.50

%

1.50

%

Interest Payments on Borrowed Funds(3)

0.79

%

0.79

%

0.79

%

Other Expenses(4)(5)

2.36

%

2.36

%

2.36

%

Distribution and Shareholder Service (12b-1) Fee(6)

0.25

%

0.00

%

0.00

%

Shareholder Servicing Fee(7)

0.00

%

0.10

%

0.00

%

Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements

4.90

%

4.75

%

4.65

%

Fee Waivers and/or Expense Reimbursement(8)

(2.06

)%

(2.06

)%

(2.06

)%

Total Annual Expenses

2.84

%

2.69

%

2.59

%

(1)    A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of such Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder.

(2)    If a shareholder requests that repurchase proceeds be paid by wire transfer, such shareholder will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15.00.

(3)    The Fund may borrow funds to make investments. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. Interest payments on borrowed funds are based on estimated amounts for the current fiscal year.

(4)    In the event that the Fund holds any Workout Assets, and the expenses on a Workout Asset exceed the revenues generated by such Workout Asset, the Fund could be required to pay such expenses or shortfalls. These potential fees are not reflected in the calculation of Other Expenses.

(5)    Other expenses include, but are not limited to, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. Consistent with the terms of the Expense Limitation Agreement entered into between the Adviser and the Fund, interest payable on borrowed funds is not reflected in the calculation of Other Expenses.

(6)    The Fund has adopted a Distribution and Shareholder Services Plan for Class W shares. The Fund charges a Distribution and Shareholder Servicing Fee up to a maximum of 0.25% of the average daily net assets of the Fund attributable to Class W Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients to whom they have distributed Class W Shares of the Fund. See “Plan of Distribution.”

(7)    The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”

(8)    The Adviser and the Fund have entered into the Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to 2.05% of the Class W Shares’ average daily net assets, 1.90% of the Class I Shares’ average daily net assets, and 1.80% of the Founders Shares’ average daily net assets. The Fund’s ordinary operating expenses include organization and offering costs, but exclude brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees (including commitment fees), taxes, litigation and indemnification expenses, judgments, and extraordinary expenses. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause a Class’s operating expenses (after giving effect to the reimbursement) to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement will continue in effect through August 25, 2024 and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of fees waived or expenses paid or reimbursed with respect to periods prior to the date of such termination. The Board may terminate the Expense Limitation Agreement at any time on not less than 10 days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. See “Management of the Fund — Expense Limitation Agreement.”

	(9) Founders Shares received in the Private Offering were previously referred to as Class I Shares. On August 25, 2022, the Board voted to change the name of such class to “Founders Shares.
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes an investment of $1,000 in the Fund for the time periods indicated, that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same in the years shown. The example reflects the fee waiver/expense reimbursement arrangement through the date of its scheduled termination. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Shares.

Based on these assumptions and assuming you hold all of your shares at the end of each period, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
Class W	$29	$129	$229	$481
Class I	$27	$125	$223	$470
Founders Shares	$26	$122	$218	$462

If, at the end each period, your shares are repurchased in full by the Fund, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
Class W	$49	$129	$229	$481
Class I	$48	$125	$223	$470
Founders Shares	$47	$122	$218	$462

The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES

Investment Objectives

The Fund’s primary objectives are to maximize current income and to preserve investor capital, with a secondary focus on long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change to the Fund’s investment objective. There can be no assurance the Fund will meet its investment objectives.

Market Opportunity

Commercial real estate related debt (“CRE Debt”) in the U.S. is a $4.4 trillion asset class as of December 31, 2022. In absolute dollars, it has experienced significant growth over the last several decades. As an investment, CRE Debt has historically exhibited low correlation with other major asset classes; in recent years, it has also often provided less volatility and excess spread relative to traditional fixed income classes.

By focusing on the investment strategies and types of investments discussed below, the Fund will offer investors access to the CRE Debt market. To do this, the Fund will take advantage of the extensive real estate investment experience and sourcing capabilities of the Adviser and Sub-Adviser, which will provide exposure to opportunities in both public and private markets. See “Management of the Fund” in this Prospectus.

Investment Strategies

The Fund concentrates its investments (i.e., invests more than 25% of its assets) in the real estate industry. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of commercial real estate loans and other real estate related investments located in the United States. “Real estate related investments” include, but are not limited to, CMBS, CRE CLOs, preferred equity issued by REITs or companies that develop, own and operate commercial real estate assets, mezzanine loans backed by commercial real estate assets, and securities issued by publicly-traded REITs. To a lesser extent, the Fund may invest directly in commercial real estate (including the Workout Assets). The categories of commercial real estate underlying the Fund’s investments include, but are not limited to, multifamily, industrial, mixed use, hospitality, office and retail.

The Fund may invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are referred to as “high yield” securities and “junk bonds,” have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value. There are no limits on the Fund’s investments in below investment grade securities or their equivalents.

The Fund’s 80% investment policy may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days’ prior notice of any change to the Fund’s 80% investment policy.

The Adviser’s goal is to take a nimble investment approach to real estate by investing in the preferred equity, mezzanine debt and senior debt (often referred to as the “capital stack”) of issuers in the real estate industry. The Adviser believes that its affiliation with FREG, a full-service real estate investment and development firm, and its relationship with the Sub-Adviser, an indirect wholly owned subsidiary of a global asset manager that invests primarily in the public markets, will enable the Adviser to take advantage of relative value opportunities in the real estate industry through all phases of a market cycle. The combined team will have unique access to investments that have high barriers to entry and the capacity to invest in niche real estate products across the real estate industry. Additionally, the Fund will have access to both traditional and bespoke credit opportunities because the Sub-Adviser’s large scale and long-standing global industry relationships will allow the Fund to participate in transactions that are not widely syndicated. The Fund will also benefit from FREG’s extensive experience as a commercial real estate operator and the Adviser’s “Owner’s Mentality” when underwriting investment opportunities.

Co-Investments.    The Fund, the Adviser and certain other funds affiliated with the Adviser have received exemptive relief from the SEC that enables the Fund to engage in certain co-investment transactions with its affiliates. Pursuant to such relief, the Fund is permitted to co-invest with such affiliates if a “required majority” (as defined in Section 57(o) of the Investment Company Act) of the Board make certain conclusions in connection with a potential co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of the shareholders and is consistent with the Fund’s investment objective and strategies.

Under the Adviser’s allocation of investment opportunities procedures, in the event of demand among the Adviser’s clients, including the Fund, exceeding the available allocation of investment opportunities, the Adviser will determine whether to reduce a client’s access to the investment opportunity based on the Adviser’s allocation policy and procedures then in effect. In such circumstances, the Fund will be subject to the terms of the Adviser’s allocation of investment opportunities procedures like all other clients. Further, the conditions imposed by the SEC in granting the co-investment exemptive relief may preclude the Fund from transactions in which it would otherwise be entitled to engage.

Leverage.    In pursuing the Fund’s investment objective, the Fund may seek to enhance returns through the use of leverage. The Fund primarily intends to enter into financing transactions using reverse repurchase agreements, but it may also enter into credit agreements and other loan transactions with financial institutions such as banks. Under the Investment Company Act, the Fund’s aggregate amount of indebtedness, regardless of the form it takes, is limited to up to 33 1/3% of the Fund’s total assets (including the assets subject to, and obtained with the proceeds of, such indebtedness) immediately after entering into any type of financing transaction. Certain types of the Fund’s investments may also utilize property level debt financing (i.e., mortgages on properties that are non-recourse to the Fund except in extremely limited circumstances).

Leverage magnifies volatility and will decrease the Fund’s return if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The Fund’s leverage strategy may not work as planned or achieve its goal.

Non-Diversified Status.    Although the Fund is a “non-diversified” investment company within the meaning of the Investment Company Act, and as such may invest a greater portion of its assets in a more limited number of issuers than a diversified fund, the Fund will seek to achieve diversification by investing across real estate asset classes, property types, positions in the capital stack, and geographic locations. The real estate underlying the Fund’s investments will be located in the United States.

Types of Investments

The Fund expects that its real estate-related debt investments will be secured by or issued in connection with either core or non-core commercial real estate, within one or more to the following broad types of commercial real estate: (1) multifamily, (2) office, (3) retail, and (4) industrial properties.

Categories of Underlying Commercial Real Estate.    The two broad categories of underlying commercial real estate are discussed below.

Core.    Core real estate investments are (i) generally limited to well-located properties with significant occupancy rates and (ii) properties that generally utilize a modest amount of leverage (“Core Properties”). These Core Properties provide relatively lower and more stable returns, and are typically located in primary markets and in the main property types (office, retail, multifamily, industrial, and other alternative commercial real estate properties). Core Properties are stable, well-maintained, well-leased, and often “Class A” properties that have above-average rents.

Non-Core.    Non-core real estate investments generally present higher risk than Core Properties but with the possibility of higher returns (“Non-Core Properties”). A Non-Core Property typically involves one or more of the following: (i) a property with a greater leasing risk than a Core Property, (ii) a property with a loan-to-value ratio exceeding ratios customary for Core Properties, and (iii) a property that may be functionally or economically obsolete, require rehabilitation, or forward commitments as to construction or other capital needs. Non-Core Property investing is generally divided into “opportunistic” and “value-added” investing. “Opportunistic” investing typically presents the greatest risk and little or no expected income return, but with the perceived inherent property values that present the potential for a return higher than with Core Property or value-added investing. Opportunistic investing focuses on properties that need significant rehabilitation to realize their potential. These properties may be highly distressed properties, new development projects, or may have significant vacancies at the time of acquisition. In many cases, opportunistic investments are generating little to no current cash flow and include varying degrees of leverage. Much of the return on these investments will be generated on the back-end, in the form of future rental income or the sale or refinancing of the asset. “Value-added” investing typically entails less risk than opportunistic investing (though greater risk than Core Property investing), with limited expected income return and the perceived potential for a total return greater than Core Property investing but less than opportunistic investing. Value-added investing targets properties that unlike opportunistic investing may have in place existing cash flow, but may not be realizing their full cash flow potential due to management or operational problems, required physical improvements or capital constraints. These properties often require enhancement to upgrade them to higher quality properties. A value-added investor may seek to increase the cash flow over time by making improvements or fixing obsolescence or deficiencies to the asset that will allow it to command higher rents, increasing efforts to lease vacant space at the property to quality tenants, or improving the management of the property and thereby increasing customer satisfaction or lowering operating expenses where possible. Once the operator has successfully increased the net operating income at the property, they typically seek to sell the asset to capture the resulting appreciation in value.

Types of Underlying Commercial Real Estate Properties

Although the Fund is not limited in the types of real estate in which it may invest, the Fund will invest, directly or indirectly, in the four broad types of commercial real estate properties, plus other types of alternative commercial real estate that are not included in the four broad types of commercial real estate properties, all of which can be either Core Properties or Non-Core Properties:

Multifamily.    Multifamily properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use as opposed to detached single-family residential properties. There are three main types of multifamily properties: garden-style (mostly one-story apartments); low-rise; and high-rise. Apartments generally have the lowest vacancy rates of any property type, with the better performing properties typically located in urban markets or locations with strong employment and demographic dynamics.

Office.    Office properties are generally categorized based upon location and quality. Buildings may be located in Central Business Districts or suburbs. Buildings are also classified by general quality and size, ranging from Class A properties which are generally large-scale buildings of the highest-quality to Class C buildings which are below investment grade.

Retail.    The retail sector is comprised of five main formats: neighborhood retail, community centers, regional centers, super-regional centers and single-tenant stores. Location, convenience, accessibility and tenant mix are generally considered to be among the key criteria for successful retail investments. Retail leases tend to range from three to five years for small tenants and 10 to 15 years for large anchor tenants. Leases, particularly for anchor tenants, may include a base payment plus a percentage of retail sales. Income and population density are generally considered to be key drivers of local retail demand.

Industrial.    Industrial properties are generally categorized as warehouse/distribution centers, research and development facilities, flex space or manufacturing. The performance of industrial properties is typically dependent on the proximity to economic centers and the movement of trade and goods. In addition, industrial properties typically utilize a triple-net lease structure pursuant to which the tenant is generally responsible for property operating expenses in addition to base rent which can help mitigate the risks associated with rising expenses.

Other Real Estate Investments.    In addition to office, retail, multifamily, and industrial commercial real estate (“CRE”) properties, the Fund may also acquire other alternative types of CRE properties, including but not limited to student housing, data centers, self-storage, wireless towers, truck terminals, single family rentals, manufactured housing, hospitality, and medical and healthcare facilities, including hospitals, medical office buildings, senior housing, skilled nursing facilities, assisted living facilities, and research facilities.

Real Estate-Related Debt Investments

The Fund invests in real estate-related debt investments by engaging in any of the following transactions: purchasing or participating in CRE Debt investments, purchasing loans from third-party sellers, or investing in or purchasing securities through a real estate investment vehicle. The experience of the Adviser and its affiliates will provide the Fund flexibility in a variety of market conditions. Under the terms of the Investment Management Agreement between the Fund and the Adviser, the Fund is responsible for certain real estate transaction related expenses, including expenses incurred in connection with borrowings or the acquisition, holding, and disposition of real estate investments. Accordingly, to the extent expenses associated with originating or servicing such loans are not borne by the borrower, the Fund will be responsible for such expenses.

The Fund may also seek to take advantage of market dislocations by opportunistically purchasing discounted loans and securities in the secondary market and making direct real estate investments (“Direct Real Estate Investments”).

The Fund expects that the real estate-related debt investments will generally consist of the following types of commercial real estate debt:

First Mortgage Loans.    First mortgage loans are loans that have the highest priority to claims on the collateral securing the loans in foreclosure. First mortgage loans generally provide for a higher recovery rate and lower defaults than other debt positions due to the lender’s favorable control features which at times may mean control of the entire capital structure.

Subordinate Mortgage Loans.    Subordinate mortgage loans are loans that have a lower priority to collateral claims. Investors in subordinate mortgages are compensated for the increased risk from a pricing perspective as compared to first mortgage loans but still benefit from a direct lien on the related property or a security interest in the entity that owns the real estate. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is repaid in full. Rights of holders of subordinate mortgages are usually governed by participation and other agreements.

Mezzanine Loans.    Mezzanine loans are a type of subordinate loan in which the loan is secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns real estate. Investors in mezzanine loans are compensated for the increased credit risk from a pricing perspective and still benefit from the right to foreclose on its security, in many instances more efficiently than first mortgage loans. Upon a default by the borrower under a mezzanine loan, the mezzanine lender generally can take control of the property-owning entity on an expedited basis, subject to the rights of the holders of debt senior in priority on the property. Rights of holders of mezzanine loans are usually governed by intercreditor or interlender agreements.

Participations in Loans.    For certain select real estate-related loans, including investments in first mortgage loans, subordinate mortgage loans, mezzanine loans, and other commercial real estate related loans, the Fund may enter into participation agreements or intercreditor agreements, potentially in a subordinate position to other participants in a syndicated lending structure.

CMBS

CMBS are commercial mortgages pooled in a trust that are principally secured by real property or interests. Accordingly, these securities are subject to all of the risks of the underlying loans. CMBS are structured with credit enhancement, as dictated by the major rating agencies and their proprietary rating methodologies, to protect against potential cash flow delays and shortfalls. This credit enhancement usually takes the form of allocation of loan losses to investors in reverse sequential order of priority (equity to AAA classes), whereas interest distributions and loan prepayments are usually applied sequentially in order of priority (AAA classes to equity).

The typical commercial mortgage is a five or ten-year loan, with a 30-year amortization schedule and a balloon principal payment due on the maturity date. Most fixed-rate commercial loans have strong prepayment protection and require prepayment penalty fees or defeasance. The loans are often structured in this manner to maintain the collateral pool’s cash flow or to compensate the investors for foregone interest collections.

Mortgage-backed securities may include multiple types of securities, including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-backed securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

The Fund may also purchase risk-retention bonds off of single asset/single borrower CMBS securitizations. These bonds are typically horizontal pari passu interests in the most subordinate tranches of CMBS transactions. Based on regulatory requirements, these risk-retention bonds must be held for a minimum of five years and cannot be leveraged. In addition, transfer requirements restrict the ability to sell these investments after the minimum five-year hold period to only approved transferees under federal risk-retention rules.

Preferred Equity

The Fund may purchase preferred equity securities issued by entities that own real estate or real estate-related investments, including private REITs or publicly-traded REITs. Preferred equity interests are generally senior with respect to the payments of dividends and other distributions, redemption rights and rights upon liquidation to such entity’s common equity. Investors in preferred equity are typically compensated for their increased credit risk from a pricing perspective with fixed payments but may also participate in capital appreciation. Upon a default by a general partner of a preferred equity issuer, there typically is a change of control event and the limited partner assumes control of the entity. Rights of holders of preferred equity are usually governed by partnership agreements.

Potential Investment Structures

As noted above, the Fund may gain exposure to CRE Debt Investments and Direct Real Estate Investments both directly and indirectly through three types of potential investment structures, as set forth below. The Fund does not currently intend to create or acquire any entities that primarily engage in investment activities in securities or other assets and that are “primarily controlled” by the Fund, other than Wholly Owned Entities.

•      Wholly owned subsidiaries of the Fund (“Wholly-Owned Entities”).    The Fund may invest in CRE Debt Investments and Direct Real Estate Investments through one or more Wholly Owned Entities. Direct Real Estate Investments owned through Wholly Owned Entities may include fee simple (i.e., an absolute title to the underlying real estate free of any other claims), leasehold ownership, or a partnership interest in the underlying real estate. Unlike investments through Co-Investment Entities or Joint Venture Entities (both as defined below), the Fund will maintain complete ownership of any underlying Direct Real Estate Investments or CRE Debt Investment held by a Wholly Owned Entity and as a result, the Fund will bear all risks associated with the underlying Direct Real Estate Investments or CRE Debt Investment. The Fund will, however, have greater flexibility as to disposition or restructuring of a CRE Debt Investment or the renovation, redevelopment, repositioning, or disposition of an underlying Direct Real Estate Investments held by the Wholly Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying Direct Real Estate Investments or CRE Debt Investment. Further, investments in real estate made through a Wholly Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.

•        Entities in which the Fund co-invests alongside affiliates of the fund or unaffiliated third-party investors (“Co-Investment Entities”).    Instead of acquiring full ownership of Direct Real Estate Investments or CRE Debt Investments through a Wholly Owned Entity, the Fund may acquire partial interests through entities in which the Fund co-invests with affiliates of the Adviser or unaffiliated third parties. The Fund’s ownership percentage in a Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the total commitment amount for any underlying CRE Debt Investments or purchase price (including financing, if applicable) and the acquisition, construction, development, or renovation expenses, if any, of an underlying Direct Real Estate Investments, as applicable, owned by the Co-Investment Entity. The Fund’s investments in real estate through the securities of a Co-Investment Entity including the Fund’s affiliates is subject to the requirements of the Investment Company Act and an exemptive order issued by the SEC allowing the Fund to co-invest with certain of its affiliates. See “Risk Factors — Other Regulatory Risks — Restrictions on Transactions with Affiliates.” Certain unaffiliated third parties may also invest in the Co-Investment Entity on terms that may vary from those of the Fund or its affiliates. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation. Co-investments made by the Fund may result in certain conflicts of interest. See “Conflicts of Interest.”

•        Entities in which the Fund co-invests solely alongside unaffiliated third parties and over which the Fund exerts some control (“Joint Venture Entities”).    The Fund may enter into Joint Ventures Entities with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, real estate developers, owners, or other non-affiliated third parties for the purpose of owning or operating Direct Real Estate Investments or CRE Debt Investments through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding any underlying Direct Real Estate Investments or CRE Debt Investments held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity. See “Risk Factors — Risks Related to Direct Investments in Real Estate — Partial Ownership Interests” and “— Reliance on Third-Party Managers or Joint Venture Partners.” Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third-party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

When considering entering into a joint venture, the Adviser and the Fund’s management will consider all facts they feel are relevant including, but not limited to, the nature and attributes of the other members of a potential Joint Venture Entity, the proposed structure of a Joint Venture Entity, the nature of the operations, liabilities and assets a Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other members of a Joint Venture Entity.

If and to the extent the Fund establishes a subsidiary, such subsidiary will comply with the provisions of the Investment Company Act governing investment policies, capital structure, and leverage on an aggregate basis with the Fund. Moreover, if in the future the Fund sets up a subsidiary that has an investment adviser, such investment adviser will comply with the provisions of the Investment Company Act relating to investment advisory contracts as if it were an investment adviser to the Fund, and such subsidiary will comply with the affiliated transaction and custody provisions of the Investment Company Act.

The Fund does not currently intend to invest in any entities that primarily engage in investment activities in securities or other assets and that are primarily controlled by the Fund. Notwithstanding the foregoing, the Fund may conduct certain activities or invest in assets through one or more wholly owned taxable REIT subsidiaries (“TRS”). A TRS is a corporation other than a REIT in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. In general, the Fund may not own more than 10%, as measured by voting power or value, of the securities of a corporation that is not a qualified REIT subsidiary unless the Fund and such corporation make a joint election to treat it as a TRS. No more than 20% of the value of the Fund’s total assets may consist of stock or securities of one or more TRSs. See “Risks Associated with Taxable REIT Subsidiaries.”

Investment Selection

The Fund’s investment process will consist of participation and input from both the Adviser and the Sub-Adviser. The basic components to the process, defined in more detail below, are sourcing of potential investments, bi-weekly meetings of the Fund’s investment committee (the “Investment Committee”) to discuss current investment pipeline, presentation and approval of certain investments for the Fund, and workout meetings, to the extent needed, on any Fund investments in various stages of distress or foreclosure. The Investment Committee may delegate certain functions and non-material investment management duties to certain members of the Investment Committee in its discretion.

Sourcing of Investments

The Adviser sources potential investment opportunities by focusing on niche opportunities to securitizations with high barriers to entry. The Fund will have access to both traditional and bespoke credit and other real estate investment opportunities from long standing global industry relationships.

Investment Approval Process

On no less than a bi-weekly basis, the Investment Committee meets to review the Fund’s recent transactions and current investment opportunity pipeline. For certain proposed investments material to the Fund’s portfolio, after the Investment Committee’s initial approval to move forward with an investment opportunity, the Investment Committee will receive a full presentation of the investment including both a written proposal and an oral presentation. The presentation will include, but will not be limited to, a review of each of the underlying real estate assets and associated financing, a scenario analysis showing potential outcomes across a variety of market and sub-market stresses, a structural analysis showing the various impact on both the asset and bond capital structure of these stress scenarios, a review of comparable investments and commensurate pricing levels, and, if appropriate, a cost estimate associated with a workout in the event the Fund may need to exercise rights and remedies in a downside scenario.

An investment subject to such Investment Committee review will proceed only if at least a majority of the Investment Committee and a portfolio manager provide their approval.

Investment Process

The portfolio managers run the investment process with the help of the Fund’s Investment Committee, which is responsible for setting the overall investment policies and strategies of the Fund. That process includes regular meetings to review the Fund’s existing holdings, recent transactions, and the current investment opportunity pipeline. See below for details on the portfolio management team and the Investment Committee.

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these circumstances, the Fund may not achieve its investment objectives. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the Investment Company Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 15% and 50%. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the anticipated holding periods, dividends paid on them may not qualify for advantageous federal tax rates. There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Considerations.”

Risk Factors [Table Text Block]

RISK FACTORS

Investing in the Fund involves risks, including the risk that an investor may receive little or no return on their investment or that an investor may lose part or all of such investment. An investment in the Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends or distributions, as applicable. You should consider carefully the following principal risks before investing in the Fund.

General Risks of Investing in the Fund

Fluctuations in Fund NAV

The Fund’s NAV may be significantly affected by numerous factors, including the risks described in this Prospectus, many of which are outside of the Fund’s control. There is no guarantee that the Fund’s NAV will not decrease and it may fluctuate significantly.

Investment and Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even though the Fund will not have any direct exposure to Russian issuers or issuers in other countries affected by the invasion.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

Closed-End Interval Fund Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Repurchase Offers Risk

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Accordingly, you may not be able to sell your Shares when or in the amount that you desire. Additionally, if a repurchase offer is oversubscribed, Shareholders may be unable to liquidate the full amount of Shares tendered during a particular repurchase offer (see “Quarterly Repurchase Offers”).

The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

If proceeds of the Offering are used to meet repurchase obligations, it may constitute a return of capital, resulting in tax consequences to the Shareholders (see “U.S. Federal Income Tax Considerations” below). Any use of capital to meet repurchase obligations will be distributed after payment of Fund fees and expenses. If the Fund sells investments in order to fund repurchase requests, the repurchase of Shares will be a taxable event for Shareholders, potentially even to those shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. Under certain circumstances, consistent with the requirements of the Fund’s Declaration of Trust and By-Laws and the provisions of the Investment Company Act and the rules thereunder including Rule 23c-3, the Fund may repurchase or redeem at NAV the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person. Please see “Quarterly Repurchase Offers — Involuntary Repurchases” in this Prospectus and “Repurchases and Transfers of Shares — Involuntary Repurchases” in the SAI for additional information.

Liquidity Risk

To the extent consistent with the applicable liquidity requirements for interval funds, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. The term “illiquid investments” for this purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Management Risk and Reliance on Key Personnel

The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that the investment decisions made by the Adviser will produce the desired performance results. Regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments, or may affect the investment techniques available to the Adviser or the Sub-Adviser in connection with managing the Fund. In such circumstances, the Fund may purchase other securities or instruments as substitutes, which may not perform as intended and could adversely affect the ability of the Fund to achieve its investment objectives.

In making its investment decisions and conducting due diligence, the Adviser or the Sub-Adviser, as applicable, will exercise its professional judgment in evaluating important and complex business, financial, tax, accounting and legal issues and will rely on the third-party resources reasonably available to it. Such resources, may not be sufficient, accurate, complete or reliable, and the Adviser’s or Sub-Adviser’s due diligence may not reveal or identify all matters that could have a material effect on the value of an investment. Moreover, even if due diligence reveals certain factors that prove to have a material effect on the value of an investment, there is no guarantee that the Adviser or the Sub-Adviser, as applicable, will accurately predict at the time of considering an investment that such factors will ultimately prove to have such a material effect.

There can be no assurance that the key personnel at the Adviser or the Sub-Adviser will be retained. The ability to retain such personnel or to attract suitable replacements should any such persons leave is dependent on the competitive nature of the employment market. The loss of the services of one or more of the Adviser’s or Sub-Adviser’s key employees could have an adverse impact on the Fund’s ability to realize its investment objectives.

Limited Performance History

The Fund has a limited performance history, especially with respect to operations as an interval fund, that Shareholders can use to evaluate the Fund’s investment performance. The Investment Company Act and the Code impose numerous constraints on the operations of registered management investment companies and REITs that do not apply to the other types of investment vehicles. As a result, an investment in the Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Below Investment Grade (High Yield or Junk) Securities Risk

There is no limit on the Fund’s ability to invest in below investment grade securities. Below investment grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment, both in the short-term and the long-term.

Cybersecurity Risks

The Adviser and the Fund depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, their computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser and the Fund may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the Adviser’s or the Fund’s computer systems and networks, or otherwise cause interruptions or malfunctions in the Adviser’s or the Fund’s operations, which could result in damage to the Adviser’s or the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Concentration Risk

The Fund’s investments in real estate debt are expected to be secured by commercial real estate assets. The Fund’s concentration in the commercial real estate industry may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this industry to a greater extent than if its portfolio also included investments in other industries. While this portfolio concentration may enhance total returns to the Shareholders, if any large position sustains a material loss, the returns to the Fund, and thus to Shareholders, will be lower than if the Fund had invested in a more diversified portfolio.

Further, there is no limit regarding the amount of Fund assets that may be invested in commercial real estate in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of commercial real estate assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. The Fund’s revenue from, and the value of, its commercial real estate assets located in any single concentrated region may be affected disproportionately by a number of factors, including local commercial real estate conditions (such as oversupply of or reduced demand for such properties) and the local economic climate. Business layoffs, downsizing, industry slowdowns, changing demographics, and other factors may adversely impact the local economic climate. A downturn in either the local economy or in general real estate conditions for any market in which the Fund’s investments are concentrated could adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Valuation Risks

The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of such projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from an independent third-party service provider.

Within the parameters of the valuation policies adopted by the Valuation Designee and approved by the Board, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations of the Fund’s private CRE Debt investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s or the Adviser’s control. Valuations of the Fund’s private CRE Debt investments by an independent third-party service provider are generally conducted semi-annually. In the interim between third-party evaluations, the Adviser’s Valuation Committee shall value each such investment on a monthly basis as set forth in the valuation procedures adopted by Adviser and approved by the Board (see “Determination of Net Asset Value”). It may be difficult for the Valuation Designee to quantify the impact of financial conditions and other factors relevant to the valuation of such and asset, and the information necessary to make a full assessment of the asset’s fair value may not be immediately available, which may require the Valuation Designee to make an assessment of fair value with incomplete information.

The Fund’s Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act. However, Adviser’s participation in the Fund’s valuation process could result in a conflict of interest, since the fee payable to the Adviser is based on the Fund’s average daily net assets. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per share. Real estate valuations do not necessarily represent the price at which assets will sell, since market prices of real estate assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset is actually sold in the market, and the difference between carrying value and the ultimate sales price could be material.

Accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is fully evaluated.

Reverse Repurchase Agreements Risk.

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Leverage Limitations under the Investment Company Act

As a closed-end investment company that is registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. The Investment Company Act generally limits the extent to which the Fund is able to use borrowings and “uncovered” transactions that give rise to a form of leverage, including reverse repurchase agreements and any other senior securities representing indebtedness, to 33 1/3% of the Fund’s total assets, including assets attributable to such leverage. That is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) will be at least 300% of the senior securities representing indebtedness. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied.

Rule 18f-4 under the Investment Company Act (“Rule 18f-4”) regulates the use of derivatives and certain related instruments, including reverse repurchase agreements, by certain funds registered under the Investment Company Act. The Fund intends to qualify as a “limited derivatives user” as defined in Rule 18f-4, and accordingly the Fund is not required to establish a derivatives risk management program or to appoint a derivatives risk manager. The Fund has, however, adopted policies and procedures to manage its aggregate derivatives risk.

Since the Fund qualifies as a limited derivatives user, the Fund treats its holdings of reverse repurchase agreements as senior securities under Section 18 of the Investment Company Act. Accordingly, reverse repurchase agreements are subject to the 300% asset coverage requirements described above. The Fund combines the aggregate amount of indebtedness associated with reverse repurchase agreements or similar financing instruments with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio.

To the extent that Wholly-Owned Entities directly incur leverage in the form of debt, the amount of such recourse leverage used by the Fund and such Wholly-Owned Entities is consolidated and treated as senior securities for purposes of complying with the Investment Company Act’s limitations on leverage by the Fund. Accordingly, it is the Fund’s present intention to utilize leverage through debt or borrowings, including reverse repurchase agreements, in an amount not to exceed 33 1/3% of the Fund’s total assets (i.e., maintain 300% asset coverage), including the amount of any direct debt or borrowing by Wholly-Owned Entities. Certain types of the Fund’s investments may also utilize property level debt financing (i.e., mortgages on properties that are non-recourse to the Fund except in extremely limited circumstances).

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund invests in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Risks Relating to CRE Debt Instruments

CRE debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

•        tenant mix and tenant bankruptcies;

•        success of tenant businesses;

•        property management decisions, including with respect to capital improvements, particularly in older building structures;

•        property location and condition;

•        competition from other properties offering the same or similar services;

•        changes in laws that increase operating expenses or limit rents that may be charged;

•        any need to address environmental contamination at the property;

•        changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

•        changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

•        changes in real estate tax rates and other operating expenses;

•        changes in governmental rules, regulations and fiscal policies, including environmental regulation;

•        seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

•        decline in demand for real estate from increased use of e-commerce or other technological advances;

•        acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

•        adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

CRE CLO Risk

CRE CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches and market anticipation of defaults. The risks of CRE CLOs will be greater if the Fund invests in CRE CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of a CRE CLO that absorbs losses from the defaults before senior tranches. In addition, CRE CLOs are subject to interest rate risk and credit risk.

If the mortgage portfolios underlying CRE CLOs have been overvalued by the mortgage originators, or if the values subsequently decline and, as a result, less collateral value is available to satisfy interest and principal payments and any other fees in connection with the trust or other conduit arrangement for such securities, the Fund may incur significant losses. In addition, control over a CRE CLO’s related underlying loans will be exercised through a special servicer or collateral manager designated by a “directing certificate holder” or a “controlling class representative,” or otherwise pursuant to the related securitization documents. The Fund may acquire classes of CRE CLOs for which the Fund may not have the right to appoint the directing certificate holder or otherwise direct the special servicing or collateral management. With respect to the management and servicing of the underlying loans, the related special servicer or collateral manager may take actions that could adversely affect the Fund’s interests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CRE CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CRE CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Risks Relating to Commercial Mortgage-Backed Securities

The Fund expects to invest a portion of its assets in pools or tranches of CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that we invest in a subordinate class, we will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment to be less than anticipated.

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

Risks Relating to Interest Rates

Changes in interest rates may adversely affect the Fund’s investments. Changes in the level of interest rates can affect the Fund’s income by affecting the spread between the income on its assets and the expense of its interest-bearing liabilities, as well as the value of the Fund’s interest-earning assets and its ability to realize gains from the sale of assets. Interest rates are highly sensitive to factors such as governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund. The Fund may finance its activities with both fixed and variable rate debt. With respect to variable rate debt, the Fund’s performance may be affected adversely if it does not or is unable to limit the effects of changes in interest rates on its operations by employing an effective hedging strategy, including engaging in interest rate swaps, caps, floors or other interest rate contracts, or buying and selling interest rate futures or options on such futures. Should the Fund so elect (and it will be under no obligation to do so), the use of hedging instruments to hedge a portfolio carries certain risks, including the risk that losses on a hedge position will reduce the Fund’s earnings and funds available for distribution to the Shareholders and that such losses may exceed the amount invested in such instruments. There is no perfect hedge for any investment, and a hedge may not perform its intended purpose of offsetting losses on an investment and, in certain circumstances, could increase such losses. The Fund may also be exposed to the risk that the counterparties with which it trades may cease making markets and quoting prices in such instruments, which may render the Fund unable to enter into an offsetting transaction with respect to an open position, or the risk that a counterparty may default on its obligations.

Credit Ratings Risk

Credit ratings on debt securities represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, they may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. In addition, many of the Fund’s investments are not expected to be assigned public ratings by the rating agencies.

Prepayment Risk

Senior mortgage loans, junior notes, mezzanine loans and certain CMBS loans may be subject to prepayment, which is affected by a number of factors. If prevailing rates for similar loans fall below the interest rates on such loans, prepayment rates would generally be expected to increase, reducing the yield to maturity and average life of the investment. If the Fund reinvests the proceeds of such prepayments, it will likely do so at a lower rate of interest. Conversely, if prevailing rates for similar loans rise above the interest rates on such loans, prepayment rates would generally be expected to decrease, creating maturity extension risk, and potentially increasing the Fund’s volatility.

Counterparty Risk

Certain of the Fund’s investments will transpire in private markets. Differing market standards for counterparty credit evaluation may expose the Fund to the risk that a counterparty will not complete or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (irrespective of whether bona fide), counterparty default, or inability to perform, causing the Fund to suffer a loss. Such “counterparty” risk is accentuated for contracts with longer maturities or where the Adviser has concentrated the Fund’s transactions with a particular counterparty or group of counterparties.

Limitations on Remedies Risk

Although the Fund will have certain contractual remedies upon the default by borrowers under certain investments, such as foreclosing in the underlying real estate or collecting rents generated therefrom or acquiring equity interests in the borrower or property owning entity, certain legal requirements may limit the ability of the Fund to effectively exercise such remedies. Furthermore, the right of a mortgage lender to convert its loan position into an equity interest may be limited by certain common law or statutory prohibitions, which may operate to prevent a lender from exercising conversion rights from debt to equity interests. In this connection, the laws with respect to the rights of creditors and other investors in certain jurisdictions in which the Fund may invest may not be comprehensive or well developed, and the procedures for the judicial or other enforcement of such rights may be of limited effectiveness.

Consumer Protection Laws

The loans underlying certain of the Fund’s investments and/or the originators of such loans may be subject to special rules, disclosure and licensing requirements and other provisions of federal and state consumer protection laws, including, among others, the federal Truth-in-Lending Act, Regulation Z, the Real Estate Settlement Procedures Act, the Equal Credit Opportunity Act, the Fair Credit Billing Act, the Fair Credit Reporting Act and related statutes. Failure to comply with these federal or state consumer protection laws and related statutes could subject lenders to specific statutory liabilities. In some cases, this liability may affect the subsequent assignees of such obligations, including the issuer of such securities. In particular, a lender’s failure to comply with the federal Truth-in-Lending Act could subject such lender and its assignees to monetary penalties and could result in rescission. Numerous class action lawsuits have been filed in multiple states alleging violations of these statutes and seeking damages, rescission and other remedies. These suits have named the originators and current and former holders. If any issuer of a loan held by the Fund were to be named as a defendant in a class action lawsuit, the costs of defending or settling such lawsuit or a judgment could reduce the amount available for distribution on issuer’s securities and could negatively impact the returns to the Fund.

General Risks of Direct Investments in Real Estate

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy, including through the Workout process described above. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

Insufficient Cash Flow

Certain significant expenditures associated with an investment in real estate (such as mortgage payments, real estate taxes and maintenance costs) generally do not decline when circumstances cause a reduction in income from the property. In the event that the Fund does not have sufficient cash available to it through its operations to continue operating its business as usual, the Fund may need to find alternative ways to increase its liquidity. Such alternatives may include, without limitation: divesting itself of properties, whether or not they otherwise meet the Fund’s strategic objectives to keep in the long-term, at less than optimal terms; incurring debt; entering into leases with its tenants at lower rental rates or less than optimal terms; or entering into lease renewals with its existing tenants without an increase in, and with possibly lower, rental rates. There can be no assurance, however, that such alternative ways to increase the Fund’s liquidity will be available to the Fund. Additionally, taking such measures to increase the Fund’s liquidity will adversely affect its business, results of operations and financial condition.

Inflation/Deflation Risk.

Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Dependence on Tenants; Financial Condition of Tenants

The Fund’s revenues from direct investments in real estate will depend, at least in part, on the creditworthiness of tenants and would be adversely affected by the loss of or default by significant lessees. Much of the tenant base is expected to consist of non-rated and non-investment grade tenants. In addition, certain properties may be occupied by a single tenant, and as a result, the success of those properties depends on the financial stability of that tenant. Lease payment defaults by tenants could cause the Fund to reduce the amount of distributions to the Shareholders and could force the Fund to find an alternative source of funding to pay any mortgage loan interest or principal, taxes, or other obligations relating to the property. In the event of a tenant default, the Fund may also experience delays in enforcing the Fund’s rights as landlord and may incur substantial costs in protecting its investment and re-leasing the property. If a lease is terminated, the value of the property may be immediately and negatively affected, and the Fund may be unable to lease the property for the rent previously received or at all or sell the property without incurring a loss.

A tenant of one or more of the Fund’s properties or subsequently acquired properties may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease and thereby cause a reduction in the distributable cash flow of the Fund. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if any tenants file, that they will affirm their leases and continue to make rental payments in a timely manner. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s cash flow may be adversely affected.

Partial Ownership Interests

The Fund may hold properties indirectly by holding investments in Joint Venture Entities or Co-Investment Entities. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that: (i) the co-venturer or partner may have control or governance rights over some or all aspects of an investment that are greater than those of the Fund; (ii) the Fund and a co-venturer or partner may reach an impasse on a major decision that requires the approval of both parties; (iii) a co-venturer or partner may at any time have economic or business interests or goals that are inconsistent with those of the Fund (including those that may be inconsistent with the qualification as a REIT of an entity through which the Fund invests); (iv) a co-venturer or partner may encounter liquidity or insolvency issues or may become bankrupt; (v) a co-venturer or partner may be in a position to take action contrary to the Fund’s investment objective; (vi) a co-venturer or partner may take actions that subject the investment to liabilities in excess of, or other than, those contemplated; or (vii) in certain circumstances, the Fund may be liable for actions of its co-venturers or partners, each of which may subject the Fund’s investments to liabilities in excess of or other than those contemplated by the Adviser. In addition, the Fund may rely upon the abilities and management expertise of a co-venturer or partner.

In connection with entering into joint venture agreements, the Fund expects to be subject to various restrictions with respect to the sale of its interests. Joint venture agreements typically include provisions setting forth rules and restrictions regarding buy-sell procedures, forced sale procedures and other liquidity transactions. It may also be more difficult for the Fund to sell its interest in any joint venture, partnership or entity with other owners than to sell its interest in other types of investments as a result of these restrictions. Moreover, the Fund may not have the liquidity to execute on a sale in connection with the exercise by a joint venture partner of its buy-sell right and, as a result, the Fund may be forced to sell to the joint venture partner on disadvantageous terms.

In addition, the Fund may grant co-venturers or partners joint approval rights with respect to major decisions concerning the management, financing and disposition of investments, which would increase the risk of deadlocks. A deadlock could delay the execution of the business plan for an applicable investment or require the Fund to engage in a buy-sell of the venture with a co-venturer or partner or conduct the forced sale of the applicable investment. As a result of these risks, the Fund may be unable to fully realize its target return on any such investment.

Reliance on Third-Party Managers or Joint Venture Partners

Although the Adviser will monitor the performance of each of the Fund’s direct real estate investments, if any, the Adviser may engage third-party managers or joint venture partners to operate certain investments on a day-to-day basis. Affiliates of the Adviser, including FREG, will be engaged to provide property management and other services, at prevailing market rates, for the Fund’s direct investments in real estate, including Workout Assets, if any. There can be no assurance that such managers or joint venture partners, including FREG or other affiliates of the Adviser, will be able to operate the real estate investments successfully.

Litigation

The Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for extended periods of time. Any litigation may require the time, attention and resources of the Adviser, the Sub-Adviser and/or the Fund. The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Insurance Risk

Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Environmental Risk

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.

The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.

Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Availability of Financing

The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Maturity Risk

The Fund’s general financing strategy is focused on the use of “match-funded” structures. This means that the Fund will seek to align the maturities of its liabilities with the maturities on its assets in order to manage the risks of being forced to refinance its liabilities prior to the maturities of its assets. In addition, the Fund plans to match interest rates on its assets with like-kind borrowings, so fixed-rate investments are financed with fixed-rate borrowings and floating-rate assets are financed with floating-rate borrowings, directly or indirectly through the use of interest rate swaps, caps and other financial instruments or through a combination of these strategies. The Fund may fail to appropriately employ match-funded structures on favorable terms, or at all. The Fund may also determine not to pursue a fully match-funded strategy with respect to a portion of its financings for a variety of reasons. If the Fund fails to appropriately employ match-funded strategies or determines not to pursue such a strategy, its exposure to interest rate volatility and exposure to matching liabilities prior to the maturity of the corresponding asset may increase substantially which could harm the Fund’s operating results, liquidity and financial condition.

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect the performance of real estate-related debt investments and publicly traded commercial real estate securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain publicly traded commercial real estate securities, acquire certain real estate-related debt investments at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond its control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the publicly traded CRE securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s portfolio of publicly traded CRE securities and the Fund’s financial position and operations as a change in interest rates generally.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability. Under normal market conditions, the Fund does not intend to hedge the Fund’s exposure to interest rate risk, which may cause the Fund to incur losses that would not have been incurred had such risk been hedged.

Short-Term Borrowing Risk

The Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through reverse repurchase arrangements, credit facilities and other types of borrowings may be recourse to the Fund and may put the Fund’s assets and financial condition at risk. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

Restrictive Covenant Risks

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the shareholders or that prohibit it from discontinuing insurance coverage. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Risks of Failure to Qualify as a REIT

The Fund intends to operate in a manner that qualifies it for taxation as a REIT under the Code. However, qualification as a REIT involves the application of complex Code provisions. For some of these provisions, only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, the Fund could fail to satisfy various requirements for maintaining its qualification for taxation as a REIT. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for the Fund to qualify as a REIT. If the Fund fails to qualify as a REIT in any tax year, and was not entitled to relief under applicable statutory provisions, then:

•        it would be taxed as a regular domestic corporation, which under current law, among other things, means being unable to deduct dividends paid to shareholders in computing its taxable income and being subject to U.S. federal and applicable state and local income tax on its taxable income at regular corporate income tax rates;

•        any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s book value and cash available for distribution to shareholders; and

•        it generally would not be eligible to re-elect to be taxed as a REIT for the subsequent four taxable years.

Legislative or regulatory action could adversely affect the returns to shareholders.

In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of the U.S. federal income tax laws applicable to investments similar to an investment in the Shares. Changes to the U.S. tax laws are likely to continue to occur, and the Fund cannot assure shareholders that any such changes will not adversely affect their taxation, their investment in the shares or the market value or the resale potential of the Fund’s assets. Shareholders are urged to consult with their own tax advisor with respect to the impact of recent legislation, including the Tax Act, on their investment in the shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the shares.

Potential Borrowings to Maintain REIT Status

To qualify as a REIT, the Fund must distribute annually to its shareholders dividends equal to at least 90% of its net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income, each year, including any undistributed net capital gains. Additionally, the Fund will be subject to a 4% nondeductible excise tax on any amount by which distributions paid (or deemed paid) by it in any calendar year are less than the sum of 85% of its ordinary income, 95% of its capital gain net income and 100% of its undistributed income from previous years. Certain payments the Fund makes to its shareholders under its share repurchase plan may not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve its REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These actions could increase the Fund’s costs or reduce its net assets.

Compliance with REIT Requirements

To qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of its income, the nature and diversification of its assets, the ownership of its stock and the amounts it distributes to its shareholders. Compliance with the REIT requirements may impair the Fund’s ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.

In addition, to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of its investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities of any one issuer or more than 10% of the value of the outstanding securities (other than securities that qualify for the straight debt safe harbor) of any one issuer unless the Fund and such issuer jointly elect for such issuer to be treated as a TRS, under the Code. Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of our assets may be represented by securities of one or more TRS, and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of a portion of its assets within 30 days after the end of such calendar quarter (or within 6 months if certain requirements are met) or qualify for certain statutory relief provisions, in order to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from its portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to its shareholders.

Ownership Limitations

For the Fund to qualify as a REIT under the Code, not more than 50% of the value of its outstanding shares may be owned directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year after the first year for which it elects to qualify as a REIT. The Declaration of Trust contains certain transfer and ownership limitations intended to assist the Fund in continuing to satisfy the share ownership requirements that apply to REITs. However, the rules that apply to determine ownership of a REIT are complex. If the Fund were to fail to satisfy a share ownership requirement and was unable to avail itself of any applicable relief provisions, it would fail to qualify for taxation as a REIT.

Tax Liability Risks

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Investors, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes (or is deemed to distribute) to its shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary. Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to shareholders.

Potential Restrictions on the Deduction of the Fund’s Interest Expense

Rules enacted as part of the Tax Act may limit the Fund’s ability (and the ability of entities that are not treated as disregarded entities for U.S. federal income tax purposes and in which the Fund holds an interest) to deduct interest expense. The deduction for business interest expense may be limited to the amount of a taxpayer’s business interest income plus 30% of the taxpayer’s “adjusted taxable income” unless the taxpayer’s gross receipts do not exceed $25 million per year during the applicable testing period or the taxpayer qualifies to elect and elects to be treated as an “electing real property trade or business.” A taxpayer’s adjusted taxable income will generally equal its taxable income, adjusted to and add back items of non-business income and expense, business interest income and business interest expense, net operating losses, any deductions for “qualified business income.” A taxpayer that is exempt from the interest expense limitations as an electing real property trade or business is ineligible for certain expensing benefits and is subject to less favorable depreciation rules for real property. To the extent that the Fund’s interest expense is not deductible, its taxable income will be increased, as will its REIT distribution requirements and the amounts the Fund needs to distribute to avoid incurring income and excise taxes.

Potential Revocation of REIT Election

The Declaration of Trust authorizes its board of trustees to revoke or otherwise terminate its REIT election, without the approval of the Fund’s shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in the Fund’s best interests to qualify as a REIT. The board of trustees has fiduciary duties to the Fund and its shareholders and could only cause such changes in the Fund’s tax treatment if it determines in good faith that such changes are in the Fund’s best interests and in the best interests of the shareholders. In this event, the Fund would become subject to U.S. federal income tax on its taxable income, and the Fund would no longer be required to distribute most of its net income to its shareholders, which may cause a reduction in the total return to its shareholders.

Risk of Current Tax Liability on Reinvested Dividends

If a shareholder participates in the Fund’s DRIP, the shareholder will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s shares to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless the shareholder is a tax-exempt entity, the shareholder may be forced to use funds from other sources to pay its tax liability on the reinvested dividends.

Taxation of Ordinary Dividends

Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate U.S. shareholders, including individuals, is currently 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rates. REIT dividends that are not designated as qualified dividend income or capital gain dividends are taxable as ordinary income (“ordinary income dividends”). Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividend income could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends. However, under the Tax Act, through 2025, non-corporate

U.S. taxpayers may be entitled to claim a deduction in determining their taxable income of up to 20% of qualified REIT ordinary income dividends. Potential investors are urged to consult with their tax advisors regarding the effect of this change on their effective tax rate with respect to REIT dividends.

Qualification of Mezzanine Loans

The Fund may acquire mezzanine loans for which the IRS has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Risks Associated with Taxable REIT Subsidiaries

The Fund may conduct certain activities or invest in assets through one or more TRSs. A TRS is a corporation other than a REIT in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. A domestic TRS is subject to U.S. federal income tax as a C corporation.

No more than 20% of the value of a REIT’s total assets may consist of stock or securities of one or more TRSs. This requirement limits the extent to which the Fund can conduct its activities through TRSs. The values of some of its assets, including assets that the Fund holds through TRSs, may not be subject to precise determination, and values are subject to change in the future. In addition, as a REIT, the Fund must pay a 100% excise tax on IRS adjustments to certain payments that it makes or receives if the economic arrangements between the Fund and any of its TRSs are not conducted on an arm’s-length basis. The Fund intends to structure transactions with any TRS on terms that it believes are arm’s length to avoid incurring the 100% excise tax described above. However, the IRS may successfully assert that the economic arrangements of any of the Fund’s intercompany transactions are not comparable to similar arrangements between unrelated parties.

Hedging

Although the Fund does not intend to hedge its interest rate risk, Shareholders should be aware that the REIT provisions of the Code may limit the Fund’s ability to hedge its assets and operations. Under these provisions, any income that the Fund generates from hedging transactions will be excluded from gross income for purposes of the 75% and 95% REIT gross income tests if: (i) the instrument (A) hedges interest rate risk or foreign currency exposure on liabilities used to carry or acquire real estate assets, (B) hedges risk of currency fluctuations with respect to any item of income or gain that would be qualifying income under the 75% or 95% gross income tests or (C) hedges a position entered into pursuant to clause (A) or (B) after the extinguishment of such liability or disposition of the asset producing such income; and (ii) such instrument is properly identified under applicable Treasury Regulations. Income from hedging transactions that does not meet these requirements will generally constitute non-qualifying income for purposes of both the 75% and 95% gross income tests. As a result of these rules, the Fund may have to limit its use of hedging techniques that might otherwise be advantageous or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because its TRS would be subject to tax on gains or expose it to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in a TRS will generally not provide any tax benefit, except for being carried forward against future taxable income of the TRS.

“Taxable Mortgage Pool” Rules and Securitizations

Securitizations could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. As a REIT, so long as the Fund owns 100% of the equity interests in a taxable mortgage pool, it generally would not be adversely affected by the characterization of the securitization as a taxable mortgage pool. Certain categories of shareholders, however, such as foreign shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool.

Investments in Construction Loans

The Fund may invest in construction loans, the interest from which will be qualifying income for purposes of the REIT gross income tests, provided that the loan value of the real property securing the construction loan is equal to or greater than the highest outstanding principal amount of the construction loan during any taxable year. For purposes of construction loans, the loan value of the real property is the fair value of the land plus the reasonably estimated cost of the improvements or developments (other than personal property) that secure the loan and that are to be constructed from the proceeds of the loan. There can be no assurance that the IRS would not challenge the Fund’s estimate of the loan value of the real property.

Prohibited Transaction Tax

The Fund’s ability to dispose of property is restricted as a result of the Fund’s REIT status. The Fund will be subject to a 100% tax on any gain realized on the sale or other disposition of any property (other than foreclosure property) that it owns, directly or through a subsidiary entity (other than a TRS), that is deemed to be inventory or property held primarily for sale to customers in the ordinary course of trade or business unless a safe harbor applies. Whether property is inventory or otherwise held primarily for sale to customers in the ordinary course of a trade or business depends on the particular facts and circumstances surrounding each property. The Fund intends to avoid the 100% prohibited transaction tax by (1) conducting activities that may otherwise be considered prohibited transactions through a TRS, (2) conducting its operations in such a manner so that no sale or other disposition of an asset it owns, directly or through any subsidiary other than a TRS, will be treated as a prohibited transaction, or (3) structuring certain dispositions of the Fund’s properties to comply with certain safe harbors available under the Code. However, no assurance can be given that any particular property will not be treated as inventory or property held primarily for sale to customers in the ordinary course of a trade or business or that a safe harbor will apply.

Characterization of Reverse Repurchase Agreements

When the Fund enters into a reverse repurchase agreement, it generally sells assets to the counterparty to the agreement and receives cash from the counterparty. The Fund agrees to repurchase such assets at an agreed upon date and price, and the counterparty is obligated to resell the assets back to the Fund at the end of the term of the transaction. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. The Fund believes that, for U.S. federal income tax purposes, it will be treated as the owner of the assets that are the subject of a reverse repurchase agreements and that the reverse repurchase agreements will be treated as secured borrowing transactions notwithstanding that such agreements may transfer record ownership of the assets to the counterparty during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund did not own these assets during the term of the reverse repurchase agreements or earn the income generated by such assets for purposes of its application of the REIT asset and gross income tests.

Characterization of Repurchase Agreements

When the Fund enters into a repurchase agreement, it generally purchases assets from its counterparty and the counterparty agrees to repurchase the assets at the Fund’s cost plus interest within a specified time. The Fund is obligated to resell the assets back to the counterparty at the end of the term of the transaction. The Fund believes that, for U.S. federal income tax purposes, the repurchase agreements will be treated as secured lending transactions, with the counterparty treated as the owner of the assets that are the subject of repurchase agreements, notwithstanding that such agreements may transfer record ownership of the assets to the Fund during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund was treated as owning these assets during the term of the repurchase agreements and as earning the income generated by such assets for purposes of its application of the REIT asset and gross income tests.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on April 5, 2021. The Fund’s Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

Shares

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. Each Share of the Fund represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses, including interest, on outstanding borrowings, if any, no less frequently than monthly. Unless the registered owner of Shares elects to receive cash, all dividends declared on Shares will be automatically reinvested for shareholders in additional shares of the Fund. See “Dividend Reinvestment Policy.” The Investment Company Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law may, in certain limited circumstances, be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The Fund will not issue share certificates.

Extraordinary Events

The Trustees, in order to change the form of organization and/or domicile of the Fund, may, without prior Shareholder approval: (i) cause the Fund to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations which is or are formed, organized or existing under the laws of a state, commonwealth, possession or colony of the United States, or (ii) cause the Fund to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of the Trustees. Any other merger or consolidation of the Fund shall, in addition to the approval of the Trustees, require a majority shareholder vote, except as otherwise permitted by the Investment Company Act or other applicable laws and regulations.

The Trustees may without Shareholder approval (unless required by the Investment Company Act) in dissolution of the Fund or an applicable series or class liquidate, reorganize or dissolve the Fund or an applicable series or class in any manner or fashion not inconsistent with applicable law. The assets of the

Fund shall be allocated and distributed in accordance with the provisions of the Declaration of Trust. Upon completion of the distribution of the remaining proceeds or assets, the Fund shall terminate and shall be wound up in accordance with the provisions of the Declaration of Trust.

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust includes provisions that could have the effect of limiting the ability of entities or other persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Trustees are elected for indefinite terms and do not stand for reelection. A trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Legal Proceedings

The Declaration of Trust imposes limits on the ability of both shareholders and non-shareholders to bring derivative action, suit, or other proceeding on behalf of with respect to shareholders. Specifically, no non-shareholder shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such shares. No shareholder may maintain a derivative action unless holders of at least 10% of the shares of the affected class or classes join in the bringing of such action. These limitations do not apply to claims arising under the federal securities laws.

Derivative Actions

A Shareholder may bring a derivative action only if (a) such Shareholder makes a pre-suit demand upon the Board to bring the subject action, (b) the Trustees are given a reasonable amount of time to consider and investigate the request, and (c) the Trustees may retain counsel or other advisers in considering the merits of the request and will require an undertaking by the Shareholder(s) making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action. The requirements that (i) 10% of the Shares of the effected Class or Classes join in the demand to bring the action and (ii) requesting shareholders provide an undertaking to reimburse the Fund for the expense of any advisers retained by the Trustees, in the event that the Trustees determine not to bring such action, do not apply to claims arising under the federal securities laws.

Information Requirements

Every owner of more than 5% of the outstanding shares during any taxable year, or such lower percentage as required by the Code or the regulations promulgated thereunder or as otherwise required by the Board, within 30 days after the end of each taxable year, is required to give the Fund written notice, stating his or her name and address, the number of shares of each class and series which he or she beneficially owns and a description of the manner in which the shares are held. Each such owner shall provide the Fund with such additional information as it may request in order to determine the effect, if any, of its beneficial ownership on the Fund’s status as a. In addition, each shareholder shall, upon demand, be required to provide the Fund with such information as it may request in good faith in order to determine its status as a REIT and to comply with the requirements of any taxing authority or governmental authority or to determine such compliance.

Security Title [Text Block]	DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
Security Dividends [Text Block]	The Fund’s Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest. The Board has authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.
Security Voting Rights [Text Block]

The Trustees, in order to change the form of organization and/or domicile of the Fund, may, without prior Shareholder approval: (i) cause the Fund to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations which is or are formed, organized or existing under the laws of a state, commonwealth, possession or colony of the United States, or (ii) cause the Fund to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of the Trustees. Any other merger or consolidation of the Fund shall, in addition to the approval of the Trustees, require a majority shareholder vote, except as otherwise permitted by the Investment Company Act or other applicable laws and regulations.

Security Preemptive and Other Rights [Text Block]	The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law may, in certain limited circumstances, be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The Fund will not issue share certificates.
Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

The success of the Fund’s investment activities will be affected by these general economic and market conditions. Additionally, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The U.S. stock and credit markets have experienced price volatility, dislocations and liquidity disruptions in the past. Any future disruptions in the capital and credit markets will adversely affect the Fund’s ability to identify suitable investments, obtain financing and exit investments at the desired times and on terms favorable to the Fund, which in turn may adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even though the Fund will not have any direct exposure to Russian issuers or issuers in other countries affected by the invasion.

The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at our properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments, net investment income and the net asset value of the Shares.

Closed-End Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Interval Fund Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund will offer to repurchase only the minimum amount of 5% of its outstanding Shares. Accordingly, you may not be able to sell your Shares when or in the amount that you desire. Additionally, if a repurchase offer is oversubscribed, Shareholders may be unable to liquidate the full amount of Shares tendered during a particular repurchase offer (see “Quarterly Repurchase Offers”).

The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective.

If proceeds of the Offering are used to meet repurchase obligations, it may constitute a return of capital, resulting in tax consequences to the Shareholders (see “U.S. Federal Income Tax Considerations” below). Any use of capital to meet repurchase obligations will be distributed after payment of Fund fees and expenses. If the Fund sells investments in order to fund repurchase requests, the repurchase of Shares will be a taxable event for Shareholders, potentially even to those shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. Under certain circumstances, consistent with the requirements of the Fund’s Declaration of Trust and By-Laws and the provisions of the Investment Company Act and the rules thereunder including Rule 23c-3, the Fund may repurchase or redeem at NAV the Shares of a Shareholder, or any person acquiring Shares from or through a Shareholder, without consent or other action by the Shareholder or other person. Please see “Quarterly Repurchase Offers — Involuntary Repurchases” in this Prospectus and “Repurchases and Transfers of Shares — Involuntary Repurchases” in the SAI for additional information.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

To the extent consistent with the applicable liquidity requirements for interval funds, the Fund may invest without limit in illiquid investments. Liquidity risk exists when particular investments are difficult to purchase or sell at the time that the Fund would like or at the price that the Fund believes such investments are currently worth. Many of the Fund’s investments may be illiquid. The term “illiquid investments” for this purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

Identifying, completing and realizing attractive portfolio investments is competitive and involves a high degree of uncertainty. The Fund’s profitability depends, in large part, on its ability to acquire target assets at attractive prices. In acquiring its target assets, the Fund will compete with a variety of institutional investors, including specialty finance companies, public and private funds, REITs, commercial and investment banks, commercial finance and insurance companies and other financial institutions. Desirable investments in the Fund’s target assets may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time. The Fund cannot assure you that the competitive pressures it faces will not have a material adverse effect on its business, financial condition and results of operations or the Fund’s ability to locate, consummate and exit investments that satisfy its investment objectives.

Management Risk and Reliance on Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk and Reliance on Key Personnel

The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that the investment decisions made by the Adviser will produce the desired performance results. Regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments, or may affect the investment techniques available to the Adviser or the Sub-Adviser in connection with managing the Fund. In such circumstances, the Fund may purchase other securities or instruments as substitutes, which may not perform as intended and could adversely affect the ability of the Fund to achieve its investment objectives.

In making its investment decisions and conducting due diligence, the Adviser or the Sub-Adviser, as applicable, will exercise its professional judgment in evaluating important and complex business, financial, tax, accounting and legal issues and will rely on the third-party resources reasonably available to it. Such resources, may not be sufficient, accurate, complete or reliable, and the Adviser’s or Sub-Adviser’s due diligence may not reveal or identify all matters that could have a material effect on the value of an investment. Moreover, even if due diligence reveals certain factors that prove to have a material effect on the value of an investment, there is no guarantee that the Adviser or the Sub-Adviser, as applicable, will accurately predict at the time of considering an investment that such factors will ultimately prove to have such a material effect.

There can be no assurance that the key personnel at the Adviser or the Sub-Adviser will be retained. The ability to retain such personnel or to attract suitable replacements should any such persons leave is dependent on the competitive nature of the employment market. The loss of the services of one or more of the Adviser’s or Sub-Adviser’s key employees could have an adverse impact on the Fund’s ability to realize its investment objectives.

Limited Performance History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Performance History

The Fund has a limited performance history, especially with respect to operations as an interval fund, that Shareholders can use to evaluate the Fund’s investment performance. The Investment Company Act and the Code impose numerous constraints on the operations of registered management investment companies and REITs that do not apply to the other types of investment vehicles. As a result, an investment in the Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High Yield or Junk) Securities Risk

There is no limit on the Fund’s ability to invest in below investment grade securities. Below investment grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment, both in the short-term and the long-term.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risks

The Adviser and the Fund depend heavily upon computer systems to perform necessary business functions. Despite the implementation of a variety of security measures, their computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser and the Fund may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, the Adviser’s or the Fund’s computer systems and networks, or otherwise cause interruptions or malfunctions in the Adviser’s or the Fund’s operations, which could result in damage to the Adviser’s or the Fund’s reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

The Fund’s investments in real estate debt are expected to be secured by commercial real estate assets. The Fund’s concentration in the commercial real estate industry may increase the volatility of the Fund’s returns and may also expose the Fund to the risk of economic downturns in this industry to a greater extent than if its portfolio also included investments in other industries. While this portfolio concentration may enhance total returns to the Shareholders, if any large position sustains a material loss, the returns to the Fund, and thus to Shareholders, will be lower than if the Fund had invested in a more diversified portfolio.

Further, there is no limit regarding the amount of Fund assets that may be invested in commercial real estate in any single geographic area within the United States. To the extent the Fund concentrates its investments in a limited number of commercial real estate assets or geographic areas, the Fund will be subject to certain risks relating to concentrated investments. The Fund’s revenue from, and the value of, its commercial real estate assets located in any single concentrated region may be affected disproportionately by a number of factors, including local commercial real estate conditions (such as oversupply of or reduced demand for such properties) and the local economic climate. Business layoffs, downsizing, industry slowdowns, changing demographics, and other factors may adversely impact the local economic climate. A downturn in either the local economy or in general real estate conditions for any market in which the Fund’s investments are concentrated could adversely affect the Fund’s financial condition, results of operations, cash flow and ability to make distributions to shareholders.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risks

The price the Fund pays for its private commercial real estate investments will be based on the Adviser’s projections of market demand, occupancy levels, rental income, the costs of any development, redevelopment or renovation of a property, borrower expertise and other factors. If any of such projections are inaccurate or it ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

For the purposes of calculating the Fund’s NAV, private commercial real estate investments will initially be valued at cost, which the Fund expects to represent fair value at that time. Thereafter, valuations of properties will be derived from an independent third-party service provider.

Within the parameters of the valuation policies adopted by the Valuation Designee and approved by the Board, the valuation methodologies used to value the Fund’s private commercial real estate investments will involve subjective judgments and projections that may not materialize. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not materialize. Valuations of the Fund’s private CRE Debt investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s or the Adviser’s control. Valuations of the Fund’s private CRE Debt investments by an independent third-party service provider are generally conducted semi-annually. In the interim between third-party evaluations, the Adviser’s Valuation Committee shall value each such investment on a monthly basis as set forth in the valuation procedures adopted by Adviser and approved by the Board (see “Determination of Net Asset Value”). It may be difficult for the Valuation Designee to quantify the impact of financial conditions and other factors relevant to the valuation of such and asset, and the information necessary to make a full assessment of the asset’s fair value may not be immediately available, which may require the Valuation Designee to make an assessment of fair value with incomplete information.

The Fund’s Board has designated the Adviser as the Fund’s Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act. However, Adviser’s participation in the Fund’s valuation process could result in a conflict of interest, since the fee payable to the Adviser is based on the Fund’s average daily net assets. A material change in a private commercial real estate investment or a new appraisal of a private commercial real estate investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per share. Real estate valuations do not necessarily represent the price at which assets will sell, since market prices of real estate assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset is actually sold in the market, and the difference between carrying value and the ultimate sales price could be material.

Accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of an appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s real property investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is fully evaluated.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk.

The use of reverse repurchase agreements involves many of the same risks involved in the use of leverage, because the proceeds from reverse repurchase agreements generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Leverage Limitations under the Investment Company Act

As a closed-end investment company that is registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. The Investment Company Act generally limits the extent to which the Fund is able to use borrowings and “uncovered” transactions that give rise to a form of leverage, including reverse repurchase agreements and any other senior securities representing indebtedness, to 33 1/3% of the Fund’s total assets, including assets attributable to such leverage. That is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) will be at least 300% of the senior securities representing indebtedness. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, this asset coverage test is satisfied.

Rule 18f-4 under the Investment Company Act (“Rule 18f-4”) regulates the use of derivatives and certain related instruments, including reverse repurchase agreements, by certain funds registered under the Investment Company Act. The Fund intends to qualify as a “limited derivatives user” as defined in Rule 18f-4, and accordingly the Fund is not required to establish a derivatives risk management program or to appoint a derivatives risk manager. The Fund has, however, adopted policies and procedures to manage its aggregate derivatives risk.

Since the Fund qualifies as a limited derivatives user, the Fund treats its holdings of reverse repurchase agreements as senior securities under Section 18 of the Investment Company Act. Accordingly, reverse repurchase agreements are subject to the 300% asset coverage requirements described above. The Fund combines the aggregate amount of indebtedness associated with reverse repurchase agreements or similar financing instruments with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio.

To the extent that Wholly-Owned Entities directly incur leverage in the form of debt, the amount of such recourse leverage used by the Fund and such Wholly-Owned Entities is consolidated and treated as senior securities for purposes of complying with the Investment Company Act’s limitations on leverage by the Fund. Accordingly, it is the Fund’s present intention to utilize leverage through debt or borrowings, including reverse repurchase agreements, in an amount not to exceed 33 1/3% of the Fund’s total assets (i.e., maintain 300% asset coverage), including the amount of any direct debt or borrowing by Wholly-Owned Entities. Certain types of the Fund’s investments may also utilize property level debt financing (i.e., mortgages on properties that are non-recourse to the Fund except in extremely limited circumstances).

Risks of Investing in Real Estate-Related Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Real Estate-Related Investments

General Risks Relating to Real Estate-Related Debt and Preferred Equity Investments

The Fund invests in a variety of real estate-related debt and preferred equity investments, and will be subject to a variety of risks in connection with such investments. Any deterioration of real estate fundamentals generally, and in the United States in particular, could negatively impact the Fund’s performance by making it more difficult for entities in which the Fund invests to satisfy their debt payment obligations, increasing the default risk applicable to such borrowers and/or making it relatively more difficult for the Fund to generate attractive risk-adjusted returns. It is impossible to predict the degree to which economic conditions generally, and the conditions for real estate investing in particular, will improve or will deteriorate. Declines in the performance of the U.S. and global economies, the commercial real estate markets or in the commercial real estate debt markets could have a material adverse effect on the Fund’s investment strategy and performance.

Risks Relating to CRE Debt Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to CRE Debt Instruments

CRE debt instruments (e.g., mortgages, mezzanine loans and preferred equity) that are secured by commercial real estate, are subject to risks of delinquency and foreclosure and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential properties. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things:

•        tenant mix and tenant bankruptcies;

•        success of tenant businesses;

•        property management decisions, including with respect to capital improvements, particularly in older building structures;

•        property location and condition;

•        competition from other properties offering the same or similar services;

•        changes in laws that increase operating expenses or limit rents that may be charged;

•        any need to address environmental contamination at the property;

•        changes in national, regional, or local economic conditions, real estate values and/or rental occupancy rates;

•        changes in interest rates and in the state of the debt and equity capital markets, including diminished availability or lack of debt financing for commercial real estate;

•        changes in real estate tax rates and other operating expenses;

•        changes in governmental rules, regulations and fiscal policies, including environmental regulation;

•        seasonal and weather-related fluctuations in demand affecting the performance of certain properties, including real estate used in the hospitality industry;

•        decline in demand for real estate from increased use of e-commerce or other technological advances;

•        acts of God, terrorism, social unrest and civil disturbances, which may decrease the availability of or increase the cost of insurance or result in uninsured losses; and

•        adverse changes in zoning laws.

In addition, the Fund may be exposed to the risk of judicial proceedings with borrowers and entities in which it invests, including bankruptcy or other litigation, as a strategy to avoid foreclosure or enforcement of other rights by the Fund as a lender or an investor. In the event that any of the properties or entities underlying or collateralizing the Fund’s CRE Debt Investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments could be materially and adversely affected.

CRE CLO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CRE CLO Risk

CRE CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CRE CLOs may be adversely impacted due to collateral defaults of subordinate tranches and market anticipation of defaults. The risks of CRE CLOs will be greater if the Fund invests in CRE CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of a CRE CLO that absorbs losses from the defaults before senior tranches. In addition, CRE CLOs are subject to interest rate risk and credit risk.

If the mortgage portfolios underlying CRE CLOs have been overvalued by the mortgage originators, or if the values subsequently decline and, as a result, less collateral value is available to satisfy interest and principal payments and any other fees in connection with the trust or other conduit arrangement for such securities, the Fund may incur significant losses. In addition, control over a CRE CLO’s related underlying loans will be exercised through a special servicer or collateral manager designated by a “directing certificate holder” or a “controlling class representative,” or otherwise pursuant to the related securitization documents. The Fund may acquire classes of CRE CLOs for which the Fund may not have the right to appoint the directing certificate holder or otherwise direct the special servicing or collateral management. With respect to the management and servicing of the underlying loans, the related special servicer or collateral manager may take actions that could adversely affect the Fund’s interests. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CRE CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CRE CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Risks Related to Investments in Publicly Traded REITs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investments in Publicly Traded REITs

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values, including supply and demand for properties, the economic health of the country or of different regions, the strength of specific industries that rent properties and interest rates. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. Shareholders in the Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Risks Relating to Commercial Mortgage-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Commercial Mortgage-Backed Securities

The Fund expects to invest a portion of its assets in pools or tranches of CMBS. CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. The collateral underlying CMBS generally consists of commercial mortgages on real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels.

In a rising interest rate environment, the value of CMBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of CMBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

The securitization process that CMBS go through may also result in additional risks. Generally, CMBS are issued in classes similar to mortgage loans. To the extent that we invest in a subordinate class, we will be paid interest only to the extent that there are funds available after paying the senior classes. To the extent the collateral pool includes delinquent loans, subordinate classes will likely not be fully paid and may not be paid at all. Subordinate CMBS are also subject to greater credit risk than those CMBS that are more highly rated. Further, the ratings assigned to any particular class of CMBS may not ultimately prove to be accurate. Thus, any particular class of CMBS may be riskier and more volatile than the rating assigned to such security, which may result in the returns on any such CMBS investment to be less than anticipated.

Risks Relating to Subordinated Debt Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Subordinated Debt Investments

To the extent that the Fund acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral because the Fund will be dependent on third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. The Fund’s subordinated or mezzanine debt interests may be in real estate companies and real estate-related companies and properties whose capital structures may have significant leverage ranking ahead of the Fund’s investment. While the Adviser anticipates that the Fund’s investments will usually benefit from the same or similar financial and other covenants as those enjoyed by the leverage ranking ahead of the Fund and will usually benefit from cross default provisions, some or all of such terms may not be part of particular investments. The Adviser anticipates that the Fund’s usual security for these types of investments will be pledges of ownership interests, directly and/or indirectly, in a property-owning entity, and in many cases the Fund may not have a mortgage or other direct security interest in the underlying real estate assets. Moreover, it is likely that the Fund will be restricted in the exercise of its rights in respect of these types of investments by the terms of subordination agreements between it and the leverage ranking ahead of the Fund’s capital. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved. To protect its original investment and to gain greater control over the underlying assets, the Fund may need to elect to purchase the interest of a senior creditor or take an equity interest in the underlying assets, which may require additional investment by the Fund.

Risks Relating to Mezzanine Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Mezzanine Loans

The mezzanine loans in which the Fund may invest may include loans secured by one or more direct or indirect ownership interests in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more properties. Although not secured by the underlying real estate, mezzanine loans share certain of the characteristics of subordinate loan interests described above. It is expected that the properties owned by such entities are or will be subject to existing mortgage loans and other indebtedness. As with subordinate commercial mortgage loans, repayment of a mezzanine loan is dependent on the successful operation of the underlying properties and, therefore, is subject to similar considerations and risks, including certain of the considerations and risks described herein. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. The entity ownership interests securing the mezzanine loans may represent only partial interests in the related real estate company and may not control either the related real estate company or the underlying property. As a result, the effective realization on the collateral securing a mezzanine loan in the event of default may be limited.

Mezzanine loans may also involve certain additional considerations and risks. For example, the terms of mezzanine loans may restrict transfer of the interests securing such loans (including an involuntary transfer upon foreclosure) or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

Risks Relating to Commercial Mortgage Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Commercial Mortgage Loans

Commercial mortgage loans have certain distinct risk characteristics. Mortgage loans on commercial properties generally lack standardized terms, which may complicate their structure and increase due diligence costs. Commercial mortgage loans also tend to have shorter maturities than single-family residential mortgage loans and are generally not fully amortizing, which means that they may have a significant principal balance or “balloon” payment due on maturity. Mortgage loans with a balloon payment involve a greater risk to a lender than fully amortizing loans because the ability of a borrower to make a balloon payment typically will depend upon its ability either to fully refinance the loan or to sell the property securing the loan at a price sufficient to permit the borrower to make the balloon payment. The ability of a borrower to effect a refinancing or sale will be affected by a number of factors, including the value of the property, the level of available mortgage rates at the time of sale or refinancing, the borrower’s equity in the property, the financial condition and operating history of the property and the borrower, tax laws, prevailing economic conditions and the availability of credit for loans secured by the specific type of property.

Commercial mortgage loans generally are non-recourse to borrowers. In the event of foreclosure on a commercial mortgage loan, the value at that time of the collateral securing the mortgage loan may be less than the principal amount outstanding on the mortgage loan and the accrued but unpaid interest thereon.

Risks Relating to Interest Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Interest Rates

Changes in interest rates may adversely affect the Fund’s investments. Changes in the level of interest rates can affect the Fund’s income by affecting the spread between the income on its assets and the expense of its interest-bearing liabilities, as well as the value of the Fund’s interest-earning assets and its ability to realize gains from the sale of assets. Interest rates are highly sensitive to factors such as governmental, monetary and tax policies, domestic and international economic and political considerations, fiscal deficits, trade surpluses or deficits, regulatory requirements and other factors beyond the control of the Fund. The Fund may finance its activities with both fixed and variable rate debt. With respect to variable rate debt, the Fund’s performance may be affected adversely if it does not or is unable to limit the effects of changes in interest rates on its operations by employing an effective hedging strategy, including engaging in interest rate swaps, caps, floors or other interest rate contracts, or buying and selling interest rate futures or options on such futures. Should the Fund so elect (and it will be under no obligation to do so), the use of hedging instruments to hedge a portfolio carries certain risks, including the risk that losses on a hedge position will reduce the Fund’s earnings and funds available for distribution to the Shareholders and that such losses may exceed the amount invested in such instruments. There is no perfect hedge for any investment, and a hedge may not perform its intended purpose of offsetting losses on an investment and, in certain circumstances, could increase such losses. The Fund may also be exposed to the risk that the counterparties with which it trades may cease making markets and quoting prices in such instruments, which may render the Fund unable to enter into an offsetting transaction with respect to an open position, or the risk that a counterparty may default on its obligations.

Credit Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Ratings Risk

Credit ratings on debt securities represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, they may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. In addition, many of the Fund’s investments are not expected to be assigned public ratings by the rating agencies.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk

Senior mortgage loans, junior notes, mezzanine loans and certain CMBS loans may be subject to prepayment, which is affected by a number of factors. If prevailing rates for similar loans fall below the interest rates on such loans, prepayment rates would generally be expected to increase, reducing the yield to maturity and average life of the investment. If the Fund reinvests the proceeds of such prepayments, it will likely do so at a lower rate of interest. Conversely, if prevailing rates for similar loans rise above the interest rates on such loans, prepayment rates would generally be expected to decrease, creating maturity extension risk, and potentially increasing the Fund’s volatility.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

Certain of the Fund’s investments will transpire in private markets. Differing market standards for counterparty credit evaluation may expose the Fund to the risk that a counterparty will not complete or settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (irrespective of whether bona fide), counterparty default, or inability to perform, causing the Fund to suffer a loss. Such “counterparty” risk is accentuated for contracts with longer maturities or where the Adviser has concentrated the Fund’s transactions with a particular counterparty or group of counterparties.

Limitations on Remedies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Remedies Risk

Although the Fund will have certain contractual remedies upon the default by borrowers under certain investments, such as foreclosing in the underlying real estate or collecting rents generated therefrom or acquiring equity interests in the borrower or property owning entity, certain legal requirements may limit the ability of the Fund to effectively exercise such remedies. Furthermore, the right of a mortgage lender to convert its loan position into an equity interest may be limited by certain common law or statutory prohibitions, which may operate to prevent a lender from exercising conversion rights from debt to equity interests. In this connection, the laws with respect to the rights of creditors and other investors in certain jurisdictions in which the Fund may invest may not be comprehensive or well developed, and the procedures for the judicial or other enforcement of such rights may be of limited effectiveness.

Consumer Protection Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consumer Protection Laws

The loans underlying certain of the Fund’s investments and/or the originators of such loans may be subject to special rules, disclosure and licensing requirements and other provisions of federal and state consumer protection laws, including, among others, the federal Truth-in-Lending Act, Regulation Z, the Real Estate Settlement Procedures Act, the Equal Credit Opportunity Act, the Fair Credit Billing Act, the Fair Credit Reporting Act and related statutes. Failure to comply with these federal or state consumer protection laws and related statutes could subject lenders to specific statutory liabilities. In some cases, this liability may affect the subsequent assignees of such obligations, including the issuer of such securities. In particular, a lender’s failure to comply with the federal Truth-in-Lending Act could subject such lender and its assignees to monetary penalties and could result in rescission. Numerous class action lawsuits have been filed in multiple states alleging violations of these statutes and seeking damages, rescission and other remedies. These suits have named the originators and current and former holders. If any issuer of a loan held by the Fund were to be named as a defendant in a class action lawsuit, the costs of defending or settling such lawsuit or a judgment could reduce the amount available for distribution on issuer’s securities and could negatively impact the returns to the Fund.

General Risks of Direct Investments in Real Estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Direct Investments in Real Estate

To a lesser degree, the Fund may invest in equity ownership interests in real estate as part of its investment strategy, including through the Workout process described above. The yields available from equity investments in real estate depend on the amount of income earned and capital appreciation generated by a property, as well as the expenses incurred in connection therewith. Accordingly, the performance of these investments is subject to the risks affecting cash flow, expenses, capital appreciation, and, to the extent the investments are leveraged, the risks incident to borrowing funds, including risks associated with changes in the general economic climate, changes in the overall real estate market, local real estate conditions, the financial condition of tenants, buyers and sellers of properties, supply of or demand for competing properties in an area, technological innovations that dramatically alter space and demand requirements, the availability of financing, changes in interest rates and mortgage availability, inflation, inventory availability and demand, taxes, competition based on rental rates, energy and supply shortages, various uninsured and uninsurable risks, government regulations, environmental laws and regulations, zoning laws, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, changes in the relative popularity of property types and locations, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, force majeure, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are beyond the control of the Fund. In addition, rising interest rates could make alternative interest bearing and other investments more attractive and, therefore, potentially lower the relative value of any existing real estate investments. Furthermore, there can be no assurance that there will be tenants for the Fund’s properties.

Insufficient Cash Flow [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insufficient Cash Flow

Certain significant expenditures associated with an investment in real estate (such as mortgage payments, real estate taxes and maintenance costs) generally do not decline when circumstances cause a reduction in income from the property. In the event that the Fund does not have sufficient cash available to it through its operations to continue operating its business as usual, the Fund may need to find alternative ways to increase its liquidity. Such alternatives may include, without limitation: divesting itself of properties, whether or not they otherwise meet the Fund’s strategic objectives to keep in the long-term, at less than optimal terms; incurring debt; entering into leases with its tenants at lower rental rates or less than optimal terms; or entering into lease renewals with its existing tenants without an increase in, and with possibly lower, rental rates. There can be no assurance, however, that such alternative ways to increase the Fund’s liquidity will be available to the Fund. Additionally, taking such measures to increase the Fund’s liquidity will adversely affect its business, results of operations and financial condition.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk.

Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions on the Shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Dependence on Tenants; Financial Condition of Tenants

The Fund’s revenues from direct investments in real estate will depend, at least in part, on the creditworthiness of tenants and would be adversely affected by the loss of or default by significant lessees. Much of the tenant base is expected to consist of non-rated and non-investment grade tenants. In addition, certain properties may be occupied by a single tenant, and as a result, the success of those properties depends on the financial stability of that tenant. Lease payment defaults by tenants could cause the Fund to reduce the amount of distributions to the Shareholders and could force the Fund to find an alternative source of funding to pay any mortgage loan interest or principal, taxes, or other obligations relating to the property. In the event of a tenant default, the Fund may also experience delays in enforcing the Fund’s rights as landlord and may incur substantial costs in protecting its investment and re-leasing the property. If a lease is terminated, the value of the property may be immediately and negatively affected, and the Fund may be unable to lease the property for the rent previously received or at all or sell the property without incurring a loss.

A tenant of one or more of the Fund’s properties or subsequently acquired properties may experience, from time to time, a downturn in its business which may weaken its financial condition and result in its failure to make rental payments when due. At any time, a tenant may seek the protection of bankruptcy or insolvency laws, which could result in the rejection and termination of such tenant’s lease and thereby cause a reduction in the distributable cash flow of the Fund. No assurance can be given that tenants will not file for bankruptcy protection in the future or, if any tenants file, that they will affirm their leases and continue to make rental payments in a timely manner. If a tenant’s lease is not affirmed following bankruptcy or if a tenant’s financial condition weakens, the Fund’s cash flow may be adversely affected.

Partial Ownership Interests

The Fund may hold properties indirectly by holding investments in Joint Venture Entities or Co-Investment Entities. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that: (i) the co-venturer or partner may have control or governance rights over some or all aspects of an investment that are greater than those of the Fund; (ii) the Fund and a co-venturer or partner may reach an impasse on a major decision that requires the approval of both parties; (iii) a co-venturer or partner may at any time have economic or business interests or goals that are inconsistent with those of the Fund (including those that may be inconsistent with the qualification as a REIT of an entity through which the Fund invests); (iv) a co-venturer or partner may encounter liquidity or insolvency issues or may become bankrupt; (v) a co-venturer or partner may be in a position to take action contrary to the Fund’s investment objective; (vi) a co-venturer or partner may take actions that subject the investment to liabilities in excess of, or other than, those contemplated; or (vii) in certain circumstances, the Fund may be liable for actions of its co-venturers or partners, each of which may subject the Fund’s investments to liabilities in excess of or other than those contemplated by the Adviser. In addition, the Fund may rely upon the abilities and management expertise of a co-venturer or partner.

In connection with entering into joint venture agreements, the Fund expects to be subject to various restrictions with respect to the sale of its interests. Joint venture agreements typically include provisions setting forth rules and restrictions regarding buy-sell procedures, forced sale procedures and other liquidity transactions. It may also be more difficult for the Fund to sell its interest in any joint venture, partnership or entity with other owners than to sell its interest in other types of investments as a result of these restrictions. Moreover, the Fund may not have the liquidity to execute on a sale in connection with the exercise by a joint venture partner of its buy-sell right and, as a result, the Fund may be forced to sell to the joint venture partner on disadvantageous terms.

In addition, the Fund may grant co-venturers or partners joint approval rights with respect to major decisions concerning the management, financing and disposition of investments, which would increase the risk of deadlocks. A deadlock could delay the execution of the business plan for an applicable investment or require the Fund to engage in a buy-sell of the venture with a co-venturer or partner or conduct the forced sale of the applicable investment. As a result of these risks, the Fund may be unable to fully realize its target return on any such investment.

Reliance on Third-Party Managers or Joint Venture Partners

Although the Adviser will monitor the performance of each of the Fund’s direct real estate investments, if any, the Adviser may engage third-party managers or joint venture partners to operate certain investments on a day-to-day basis. Affiliates of the Adviser, including FREG, will be engaged to provide property management and other services, at prevailing market rates, for the Fund’s direct investments in real estate, including Workout Assets, if any. There can be no assurance that such managers or joint venture partners, including FREG or other affiliates of the Adviser, will be able to operate the real estate investments successfully.

Litigation

The Fund may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for extended periods of time. Any litigation may require the time, attention and resources of the Adviser, the Sub-Adviser and/or the Fund. The acquisition, ownership and disposition of real properties carries certain specific litigation risks. Litigation may be commenced with respect to a property acquired by the Fund or its subsidiaries in relation to activities that took place prior to the Fund’s acquisition of such property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of the Fund’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue the Fund under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance Risk

Certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes may be uninsurable or not economically insurable. The Fund may not obtain, or be able to require tenants to obtain certain types of insurance if it is deemed commercially unreasonable. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the property, which might decrease the value of the property. As a result, the insured company could lose its investments in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Environmental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Risk

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. Under various U.S. federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances on or in such property. Such laws may also impose joint and several liability, which can result in a party being obligated to pay for greater than its share, or even all, of the liability involved. Such liability may also be imposed without regard to whether the owner knew of, or was responsible for, the presence of such hazardous or toxic substances and may be imposed on the owner in connection with the activities of a tenant at the property. The cost of any required remediation and the owner’s liability therefore as to any property are generally not limited under such laws and could exceed the value of the property and/or the aggregate assets of the owner. The presence of such substances, or the failure to properly remediate contamination from such substances, would adversely affect the owner’s ability to sell the real estate or to borrow funds using such property as collateral, which could have an adverse effect on the Fund’s return from such investment. Environmental claims with respect to a specific investment could exceed the value of such investment, and under certain circumstances, subject the other assets of the Fund to such liabilities. In addition, some environmental laws create a lien on contaminated property in favor of governments or government agencies for costs they incur in connection with the contamination.

The ongoing presence of environmental contamination, pollutants or other hazardous materials on a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on the property and persons removing such materials, future or continuing property damage (which would adversely affect property value) or claims by third parties, including as a result of exposure to such materials through the spread of contaminants.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund. If the Fund is deemed liable for any such environmental liabilities and is unable to seek recovery against its tenant, the Fund’s business, financial condition and results of operations could be materially and adversely affected, and the amount available to make distributions could be reduced.

Further, even in cases where the Fund is indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

Availability of Financing

The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Maturity Risk

The Fund’s general financing strategy is focused on the use of “match-funded” structures. This means that the Fund will seek to align the maturities of its liabilities with the maturities on its assets in order to manage the risks of being forced to refinance its liabilities prior to the maturities of its assets. In addition, the Fund plans to match interest rates on its assets with like-kind borrowings, so fixed-rate investments are financed with fixed-rate borrowings and floating-rate assets are financed with floating-rate borrowings, directly or indirectly through the use of interest rate swaps, caps and other financial instruments or through a combination of these strategies. The Fund may fail to appropriately employ match-funded structures on favorable terms, or at all. The Fund may also determine not to pursue a fully match-funded strategy with respect to a portion of its financings for a variety of reasons. If the Fund fails to appropriately employ match-funded strategies or determines not to pursue such a strategy, its exposure to interest rate volatility and exposure to matching liabilities prior to the maturity of the corresponding asset may increase substantially which could harm the Fund’s operating results, liquidity and financial condition.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect the performance of real estate-related debt investments and publicly traded commercial real estate securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain publicly traded commercial real estate securities, acquire certain real estate-related debt investments at attractive prices and enter into hedging transactions. Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond its control. If market interest rates increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the publicly traded CRE securities and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa. This would have similar effects on the Fund’s portfolio of publicly traded CRE securities and the Fund’s financial position and operations as a change in interest rates generally.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability. Under normal market conditions, the Fund does not intend to hedge the Fund’s exposure to interest rate risk, which may cause the Fund to incur losses that would not have been incurred had such risk been hedged.

Short-Term Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-Term Borrowing Risk

The Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through reverse repurchase arrangements, credit facilities and other types of borrowings may be recourse to the Fund and may put the Fund’s assets and financial condition at risk. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

Restrictive Covenant Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictive Covenant Risks

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the shareholders or that prohibit it from discontinuing insurance coverage. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

Risks of Failure to Qualify as a REIT

The Fund intends to operate in a manner that qualifies it for taxation as a REIT under the Code. However, qualification as a REIT involves the application of complex Code provisions. For some of these provisions, only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, the Fund could fail to satisfy various requirements for maintaining its qualification for taxation as a REIT. Furthermore, new tax legislation, administrative guidance or court decisions, in each instance potentially with retroactive effect, could make it more difficult or impossible for the Fund to qualify as a REIT. If the Fund fails to qualify as a REIT in any tax year, and was not entitled to relief under applicable statutory provisions, then:

•        it would be taxed as a regular domestic corporation, which under current law, among other things, means being unable to deduct dividends paid to shareholders in computing its taxable income and being subject to U.S. federal and applicable state and local income tax on its taxable income at regular corporate income tax rates;

•        any resulting tax liability could be substantial and could have a material adverse effect on the Fund’s book value and cash available for distribution to shareholders; and

•        it generally would not be eligible to re-elect to be taxed as a REIT for the subsequent four taxable years.

Legislative or regulatory action could adversely affect the returns to shareholders.

In recent years, numerous legislative, judicial and administrative changes have been made in the provisions of the U.S. federal income tax laws applicable to investments similar to an investment in the Shares. Changes to the U.S. tax laws are likely to continue to occur, and the Fund cannot assure shareholders that any such changes will not adversely affect their taxation, their investment in the shares or the market value or the resale potential of the Fund’s assets. Shareholders are urged to consult with their own tax advisor with respect to the impact of recent legislation, including the Tax Act, on their investment in the shares and the status of legislative, regulatory or administrative developments and proposals and their potential effect on an investment in the shares.

Potential Borrowings to Maintain REIT Status

To qualify as a REIT, the Fund must distribute annually to its shareholders dividends equal to at least 90% of its net taxable income, determined without regard to the dividends-paid deduction and excluding net capital gains. The Fund will be subject to regular corporate income taxes on any undistributed REIT taxable income, each year, including any undistributed net capital gains. Additionally, the Fund will be subject to a 4% nondeductible excise tax on any amount by which distributions paid (or deemed paid) by it in any calendar year are less than the sum of 85% of its ordinary income, 95% of its capital gain net income and 100% of its undistributed income from previous years. Certain payments the Fund makes to its shareholders under its share repurchase plan may not be taken into account for purposes of these distribution requirements. If the Fund does not have sufficient cash to make distributions necessary to preserve its REIT status for any year or to avoid taxation, the Fund may be forced to borrow funds or sell assets even if the market conditions at that time are not favorable for these borrowings or sales. These actions could increase the Fund’s costs or reduce its net assets.

Compliance with REIT Requirements

To qualify as a REIT, the Fund is required at all times to satisfy tests relating to, among other things, the sources of its income, the nature and diversification of its assets, the ownership of its stock and the amounts it distributes to its shareholders. Compliance with the REIT requirements may impair the Fund’s ability to operate solely on the basis of maximizing profits. For example, the Fund may be required to make distributions to shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution.

In addition, to qualify as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, government securities and qualified real estate assets. The remainder of its investments in securities (other than qualified real estate assets and government securities) generally cannot include more than 10% of the voting securities of any one issuer or more than 10% of the value of the outstanding securities (other than securities that qualify for the straight debt safe harbor) of any one issuer unless the Fund and such issuer jointly elect for such issuer to be treated as a TRS, under the Code. Debt will generally meet the “straight debt” safe harbor if the debt is a written unconditional promise to pay on demand or on a specified date a certain sum of money, the debt is not convertible, directly or indirectly, into stock, and the interest rate and the interest payment dates of the debt are not contingent on profits, the borrower’s discretion, or similar factors. Additionally, no more than 5% of the value of the Fund’s assets (other than government securities and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of our assets may be represented by securities of one or more TRS, and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. If the Fund fails to comply with these requirements at the end of any calendar quarter, the Fund must dispose of a portion of its assets within 30 days after the end of such calendar quarter (or within 6 months if certain requirements are met) or qualify for certain statutory relief provisions, in order to avoid losing its REIT qualification and suffering adverse tax consequences. In order to satisfy these requirements and maintain its qualification as a REIT, the Fund may be forced to liquidate assets from its portfolio or not make otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to its shareholders.

Ownership Limitations

For the Fund to qualify as a REIT under the Code, not more than 50% of the value of its outstanding shares may be owned directly or indirectly, by five or fewer individuals (including certain entities treated as individuals for this purpose) during the last half of a taxable year after the first year for which it elects to qualify as a REIT. The Declaration of Trust contains certain transfer and ownership limitations intended to assist the Fund in continuing to satisfy the share ownership requirements that apply to REITs. However, the rules that apply to determine ownership of a REIT are complex. If the Fund were to fail to satisfy a share ownership requirement and was unable to avail itself of any applicable relief provisions, it would fail to qualify for taxation as a REIT.

Tax Liability Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Liability Risks

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Investors, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes (or is deemed to distribute) to its shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary. Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to shareholders.

Potential Restrictions on the Deduction of the Fund’s Interest Expense

Rules enacted as part of the Tax Act may limit the Fund’s ability (and the ability of entities that are not treated as disregarded entities for U.S. federal income tax purposes and in which the Fund holds an interest) to deduct interest expense. The deduction for business interest expense may be limited to the amount of a taxpayer’s business interest income plus 30% of the taxpayer’s “adjusted taxable income” unless the taxpayer’s gross receipts do not exceed $25 million per year during the applicable testing period or the taxpayer qualifies to elect and elects to be treated as an “electing real property trade or business.” A taxpayer’s adjusted taxable income will generally equal its taxable income, adjusted to and add back items of non-business income and expense, business interest income and business interest expense, net operating losses, any deductions for “qualified business income.” A taxpayer that is exempt from the interest expense limitations as an electing real property trade or business is ineligible for certain expensing benefits and is subject to less favorable depreciation rules for real property. To the extent that the Fund’s interest expense is not deductible, its taxable income will be increased, as will its REIT distribution requirements and the amounts the Fund needs to distribute to avoid incurring income and excise taxes.

Potential Revocation of REIT Election

The Declaration of Trust authorizes its board of trustees to revoke or otherwise terminate its REIT election, without the approval of the Fund’s shareholders, if it determines that changes to U.S. federal income tax laws and regulations or other considerations mean it is no longer in the Fund’s best interests to qualify as a REIT. The board of trustees has fiduciary duties to the Fund and its shareholders and could only cause such changes in the Fund’s tax treatment if it determines in good faith that such changes are in the Fund’s best interests and in the best interests of the shareholders. In this event, the Fund would become subject to U.S. federal income tax on its taxable income, and the Fund would no longer be required to distribute most of its net income to its shareholders, which may cause a reduction in the total return to its shareholders.

Risk of Current Tax Liability on Reinvested Dividends [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Current Tax Liability on Reinvested Dividends

If a shareholder participates in the Fund’s DRIP, the shareholder will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in the Fund’s shares to the extent the amount reinvested was not a tax-free return of capital. Therefore, unless the shareholder is a tax-exempt entity, the shareholder may be forced to use funds from other sources to pay its tax liability on the reinvested dividends.

Taxation of Ordinary Dividends

Currently, the maximum tax rate applicable to qualified dividend income payable to certain non-corporate U.S. shareholders, including individuals, is currently 20%. Dividends payable by REITs, however, generally are not eligible for the reduced rates. REIT dividends that are not designated as qualified dividend income or capital gain dividends are taxable as ordinary income (“ordinary income dividends”). Although this does not adversely affect the taxation of REITs or dividends payable by REITs, the more favorable rates applicable to regular corporate qualified dividend income could cause certain non-corporate investors to perceive investments in REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends. However, under the Tax Act, through 2025, non-corporate

U.S. taxpayers may be entitled to claim a deduction in determining their taxable income of up to 20% of qualified REIT ordinary income dividends. Potential investors are urged to consult with their tax advisors regarding the effect of this change on their effective tax rate with respect to REIT dividends.

Qualification of Mezzanine Loans

The Fund may acquire mezzanine loans for which the IRS has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. The Fund may acquire mezzanine loans that do not meet all of the requirements of this safe harbor. In the event the Fund owns a mezzanine loan that does not meet the safe harbor, the IRS could challenge such loan’s treatment as a real estate asset for purposes of the REIT asset and income tests and, if such a challenge were sustained, the Fund could fail to qualify as a REIT.

Risks Associated with Taxable REIT Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Taxable REIT Subsidiaries

The Fund may conduct certain activities or invest in assets through one or more TRSs. A TRS is a corporation other than a REIT in which a REIT directly or indirectly holds stock and that has made a joint election with such REIT to be treated as a TRS. Other than some activities relating to management of hotel and health care properties, a TRS may generally engage in any business, including the provision of customary or non-customary services to tenants of its parent REIT. A domestic TRS is subject to U.S. federal income tax as a C corporation.

No more than 20% of the value of a REIT’s total assets may consist of stock or securities of one or more TRSs. This requirement limits the extent to which the Fund can conduct its activities through TRSs. The values of some of its assets, including assets that the Fund holds through TRSs, may not be subject to precise determination, and values are subject to change in the future. In addition, as a REIT, the Fund must pay a 100% excise tax on IRS adjustments to certain payments that it makes or receives if the economic arrangements between the Fund and any of its TRSs are not conducted on an arm’s-length basis. The Fund intends to structure transactions with any TRS on terms that it believes are arm’s length to avoid incurring the 100% excise tax described above. However, the IRS may successfully assert that the economic arrangements of any of the Fund’s intercompany transactions are not comparable to similar arrangements between unrelated parties.

Hedging

Although the Fund does not intend to hedge its interest rate risk, Shareholders should be aware that the REIT provisions of the Code may limit the Fund’s ability to hedge its assets and operations. Under these provisions, any income that the Fund generates from hedging transactions will be excluded from gross income for purposes of the 75% and 95% REIT gross income tests if: (i) the instrument (A) hedges interest rate risk or foreign currency exposure on liabilities used to carry or acquire real estate assets, (B) hedges risk of currency fluctuations with respect to any item of income or gain that would be qualifying income under the 75% or 95% gross income tests or (C) hedges a position entered into pursuant to clause (A) or (B) after the extinguishment of such liability or disposition of the asset producing such income; and (ii) such instrument is properly identified under applicable Treasury Regulations. Income from hedging transactions that does not meet these requirements will generally constitute non-qualifying income for purposes of both the 75% and 95% gross income tests. As a result of these rules, the Fund may have to limit its use of hedging techniques that might otherwise be advantageous or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because its TRS would be subject to tax on gains or expose it to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in a TRS will generally not provide any tax benefit, except for being carried forward against future taxable income of the TRS.

“Taxable Mortgage Pool” Rules and Securitizations

Securitizations could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. As a REIT, so long as the Fund owns 100% of the equity interests in a taxable mortgage pool, it generally would not be adversely affected by the characterization of the securitization as a taxable mortgage pool. Certain categories of shareholders, however, such as foreign shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool.

Investments in Construction Loans

The Fund may invest in construction loans, the interest from which will be qualifying income for purposes of the REIT gross income tests, provided that the loan value of the real property securing the construction loan is equal to or greater than the highest outstanding principal amount of the construction loan during any taxable year. For purposes of construction loans, the loan value of the real property is the fair value of the land plus the reasonably estimated cost of the improvements or developments (other than personal property) that secure the loan and that are to be constructed from the proceeds of the loan. There can be no assurance that the IRS would not challenge the Fund’s estimate of the loan value of the real property.

Prohibited Transaction Tax

The Fund’s ability to dispose of property is restricted as a result of the Fund’s REIT status. The Fund will be subject to a 100% tax on any gain realized on the sale or other disposition of any property (other than foreclosure property) that it owns, directly or through a subsidiary entity (other than a TRS), that is deemed to be inventory or property held primarily for sale to customers in the ordinary course of trade or business unless a safe harbor applies. Whether property is inventory or otherwise held primarily for sale to customers in the ordinary course of a trade or business depends on the particular facts and circumstances surrounding each property. The Fund intends to avoid the 100% prohibited transaction tax by (1) conducting activities that may otherwise be considered prohibited transactions through a TRS, (2) conducting its operations in such a manner so that no sale or other disposition of an asset it owns, directly or through any subsidiary other than a TRS, will be treated as a prohibited transaction, or (3) structuring certain dispositions of the Fund’s properties to comply with certain safe harbors available under the Code. However, no assurance can be given that any particular property will not be treated as inventory or property held primarily for sale to customers in the ordinary course of a trade or business or that a safe harbor will apply.

Characterization of Reverse Repurchase Agreements

When the Fund enters into a reverse repurchase agreement, it generally sells assets to the counterparty to the agreement and receives cash from the counterparty. The Fund agrees to repurchase such assets at an agreed upon date and price, and the counterparty is obligated to resell the assets back to the Fund at the end of the term of the transaction. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities. The Fund believes that, for U.S. federal income tax purposes, it will be treated as the owner of the assets that are the subject of a reverse repurchase agreements and that the reverse repurchase agreements will be treated as secured borrowing transactions notwithstanding that such agreements may transfer record ownership of the assets to the counterparty during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund did not own these assets during the term of the reverse repurchase agreements or earn the income generated by such assets for purposes of its application of the REIT asset and gross income tests.

Characterization of Repurchase Agreements

When the Fund enters into a repurchase agreement, it generally purchases assets from its counterparty and the counterparty agrees to repurchase the assets at the Fund’s cost plus interest within a specified time. The Fund is obligated to resell the assets back to the counterparty at the end of the term of the transaction. The Fund believes that, for U.S. federal income tax purposes, the repurchase agreements will be treated as secured lending transactions, with the counterparty treated as the owner of the assets that are the subject of repurchase agreements, notwithstanding that such agreements may transfer record ownership of the assets to the Fund during the term of the agreement. It is possible, however, that the IRS could successfully assert that the Fund was treated as owning these assets during the term of the repurchase agreements and as earning the income generated by such assets for purposes of its application of the REIT asset and gross income tests.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	240 Saint Paul Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	(303)
Local Phone Number	501-8860
Contact Personnel Name	Darren Fisk
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	129.00%
Other Transaction Expense 2 [Percent]	229.00%
Other Transaction Expense 3 [Percent]	481.00%
Other Transaction Expenses [Percent]	49.00%
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	0.79%	[1]
Dividend and Interest Expenses on Short Sales [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.25%	[2]
Incentive Fees [Percent]	2.00%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.36%	[6],[7]
Total Annual Expenses [Percent]	2.84%
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	129
Expense Example, Years 1 to 5	229
Expense Example, Years 1 to 10	$ 481
Other Transaction Fees Basis, Maximum [Percent]	(2.06%)	[8]
Acquired Fund Fees Estimated, Note [Text Block]	4.90%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	125.00%
Other Transaction Expense 2 [Percent]	223.00%
Other Transaction Expense 3 [Percent]	470.00%
Other Transaction Expenses [Percent]	48.00%
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	0.79%	[1]
Dividend and Interest Expenses on Short Sales [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%	[2]
Incentive Fees [Percent]	2.00%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.10%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.36%	[6],[7]
Total Annual Expenses [Percent]	2.69%
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	125
Expense Example, Years 1 to 5	223
Expense Example, Years 1 to 10	$ 470
Other Transaction Fees Basis, Maximum [Percent]	(2.06%)	[8]
Acquired Fund Fees Estimated, Note [Text Block]	4.75%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	3,617
Founders Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	122.00%
Other Transaction Expense 2 [Percent]	218.00%
Other Transaction Expense 3 [Percent]	462.00%
Other Transaction Expenses [Percent]	47.00%
Management Fees [Percent]	1.50%	[9]
Interest Expenses on Borrowings [Percent]	0.79%	[1],[9]
Dividend and Interest Expenses on Short Sales [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%	[2],[9]
Incentive Fees [Percent]	2.00%	[3],[4],[9]
Acquired Fund Fees and Expenses [Percent]	0.00%	[5],[9]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.36%	[6],[7],[9]
Total Annual Expenses [Percent]	2.59%	[9]
Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	122
Expense Example, Years 1 to 5	218
Expense Example, Years 1 to 10	$ 462
Other Transaction Fees Basis, Maximum [Percent]	(2.06%)	[8],[9]
Acquired Fund Fees Estimated, Note [Text Block]	4.65%	[9]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	6,314,515

[1]

(3)    The Fund may borrow funds to make investments. The costs associated with any such outstanding borrowings, as well as issuing and servicing debt securities, will be indirectly borne by the Shareholders. Interest payments on borrowed funds are based on estimated amounts for the current fiscal year.

[2]	The Fund has adopted a Distribution and Shareholder Services Plan for Class W shares. The Fund charges a Distribution and Shareholder Servicing Fee up to a maximum of 0.25% of the average daily net assets of the Fund attributable to Class W Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of clients to whom they have distributed Class W Shares of the Fund. See “Plan of Distribution.
[3]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of such Shares (on a “first in-first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder.
[4]	If a shareholder requests that repurchase proceeds be paid by wire transfer, such shareholder will be assessed an outgoing wire transfer fee at prevailing rates charged by the Administrator, currently $15.00.
[5]	The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.
[6]

(4)    In the event that the Fund holds any Workout Assets, and the expenses on a Workout Asset exceed the revenues generated by such Workout Asset, the Fund could be required to pay such expenses or shortfalls. These potential fees are not reflected in the calculation of Other Expenses.

[7]	Other expenses include, but are not limited to, legal fees, audit and tax fees, custody fees, administration fees, transfer agent fees, Chief Compliance Officer and Principal Financial Officer fees, and trustees’ fees. Consistent with the terms of the Expense Limitation Agreement entered into between the Adviser and the Fund, interest payable on borrowed funds is not reflected in the calculation of Other Expenses.
[8]	The Adviser and the Fund have entered into the Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its management fee and/or pay or reimburse the ordinary annual operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to 2.05% of the Class W Shares’ average daily net assets, 1.90% of the Class I Shares’ average daily net assets, and 1.80% of the Founders Shares’ average daily net assets. The Fund’s ordinary operating expenses include organization and offering costs, but exclude brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees (including commitment fees), taxes, litigation and indemnification expenses, judgments, and extraordinary expenses. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause a Class’s operating expenses (after giving effect to the reimbursement) to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement will continue in effect through August 25, 2024 and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of fees waived or expenses paid or reimbursed with respect to periods prior to the date of such termination. The Board may terminate the Expense Limitation Agreement at any time on not less than 10 days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board. See “Management of the Fund — Expense Limitation Agreement.
[9]	Founders Shares received in the Private Offering were previously referred to as Class I Shares. On August 25, 2022, the Board voted to change the name of such class to “Founders Shares.